                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                                   ----------

                         THE SELECT SECTOR SPDR(R) TRUST
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)            Copy to:

          Ryan M. Louvar, Esq.              Leonard Mackey, Esq.
  State Street Bank and Trust Company      Clifford Chance US LLP
       One Lincoln Street/CPH0326            31 West 52nd Street
            Boston, MA 02111              New York, New York 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: September 30, 2009

ITEM 1. REPORTS TO SHAREHOLDERS.

                          (SELECT SECTOR SPDR(R) LOGO)

Start weaving a stronger portfolio today.

The Select Sector SPDR Trust

(GRAPHIC)
Health Care - XLV

(GRAPHIC)
Energy - XLE

(GRAPHIC)
Consumer Staples - XLP

(GRAPHIC)
Financial - XLF

(GRAPHIC)
Technology - XLK

(GRAPHIC)
Materials - XLB

(GRAPHIC)
Utilities - XLU

(GRAPHIC)
Consumer Discretionary - XLY

(GRAPHIC)
Industrial - XLI

Annual Report

September 30, 2009

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a "Select Sector SPDR Fund" or a "Fund" and collectively the "Select Sector SPDR Funds" or the "Funds").

Select Sector SPDR Funds are "index funds" that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


TABLE OF CONTENTS


PRESIDENT'S LETTER TO SHAREHOLDERS.........................................    1
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................    2
  The Consumer Staples Select Sector SPDR Fund (XLP).......................    6
  The Energy Select Sector SPDR Fund (XLE).................................   10
  The Financial Select Sector SPDR Fund (XLF)..............................   14
  The Health Care Select Sector SPDR Fund (XLV)............................   18
  The Industrial Select Sector SPDR Fund (XLI).............................   22
  The Materials Select Sector SPDR Fund (XLB)..............................   26
  The Technology Select Sector SPDR Fund (XLK).............................   30
  The Utilities Select Sector SPDR Fund (XLU)..............................   35
SCHEDULES OF INVESTMENTS
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................   39
  The Consumer Staples Select Sector SPDR Fund (XLP).......................   41
  The Energy Select Sector SPDR Fund (XLE).................................   42
  The Financial Select Sector SPDR Fund (XLF)..............................   43
  The Health Care Select Sector SPDR Fund (XLV)............................   45
  The Industrial Select Sector SPDR Fund (XLI).............................   46
  The Materials Select Sector SPDR Fund (XLB)..............................   47
  The Technology Select Sector SPDR Fund (XLK).............................   48
  The Utilities Select Sector SPDR Fund (XLU)..............................   50
FINANCIAL STATEMENTS.......................................................   52
FINANCIAL HIGHLIGHTS.......................................................   60
NOTES TO FINANCIAL STATEMENTS..............................................   69
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   79
OTHER INFORMATION..........................................................   80

                          Select Sector Spider Heading


                       PRESIDENT'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

Enclosed is the annual report for the Select Sector SPDR Trust for the fiscal year ended September 30, 2009, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds.

2008 was a difficult year for investors everywhere struggling with volatile and uncertain market conditions. Today, the economy appears to be recovering from the worst recession of the post-war period; the S&P 500(R) Index has rocketed upward, rallying 62% from its March 9(th) low to a September 23(rd) high. Although we are experiencing one of the strongest rebounds ever and equity volatility has declined to lows not seen since well before the failure of Lehman Brothers, the market's forward progress is not positive on all fronts. For example, the residential real estate market has improved, but commercial real estate continues to deteriorate. The power of increasing consumer confidence is tempered by ongoing layoffs. And the tailwinds of the government's stimulus package must battle the headwinds of tight credit conditions.

In this unprecedented and uncertain market, the Select Sector SPDR Funds continued to allow investors access to precise investment tools across a spectrum of market benchmarks and industries. Also, those seeking to capitalize on pockets of potential opportunity in the recovering market continued to choose individual Select Sector SPDR Funds to invest in specific sectors.

While the recent market conditions will be remembered as difficult on many levels, there have been moments of clarity. For example, investors have embraced ETFs for their flexibility, transparency, and low expense ratios. In fact, this year ETF assets under management hit an all-time high of nearly $700 billion.* We appreciate your support of the Select Sector SPDR Trust and remain committed to helping you meet your investment goals.

Sincerely,

 /s/ Gary L. French
Gary L. French
President
The Select Sector SPDR Trust

*SSgA Strategy & Research as of 9/30/2009.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Consumer Discretionary Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Discretionary Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -0.04%, and the total return for the Index was -0.07%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Index started out the period in negative territory due to fears related to the struggling economy and the negative impact of that on overall consumption. Although the Index was up slightly near the year end holiday season, the negative returns during the previous two months resulted in an overall quarter return of over -22% at the end of 2008. 2009 has been a better year for the Index, especially in the second quarter as reduced interest rates and perceptions of increased banking system stability started to raise hopes that U.S. consumers would resume spending. The Consumer Discretionary sector was one of the top three leading sectors in September and the only sector to outperform the S&P 500 Index in the final quarter of the Reporting Period.

The increase in consumer spending throughout the period was enjoyed by many of the large retailers like Kohl's, TJ Maxx, and Gap. Amazon.com, Inc. also had a great year with similar returns and was one of the top contributors to the overall Fund performance followed by Home Depot, Inc. Overall, despite occasional blips in incoming economic data, investors were increasingly drawn to companies that could profit from renewed growth toward the end of the Reporting Period.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             -0.04%        -0.86%        -0.07%       -0.04%        -0.86%        -0.07%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -17.72%       -17.79%       -17.55%       -6.29%        -6.32%        -6.23%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           -6.25%        -6.26%        -5.70%       -1.28%        -1.29%        -1.17%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                            15.93%        16.29%        18.62%        1.49%         1.52%         1.72%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                           CONSUMER DISCRETIONARY                CONSUMER DISCRETIONARY
                                SELECT SECTOR         S&P 500         SELECT SECTOR
                                SPDR FUND(A)         INDEX(C)           INDEX(B)
                           ----------------------    --------    ----------------------
09/30/99                            10000              10000              10000
12/31/99                             8824               9376               8825
03/31/00                            10437              10770              10449
06/30/00                             9859              11017               9881
09/30/00                             8737              10725               8764
12/31/00                             8461              10619               8509
03/31/01                             8707               9789               8765
06/30/01                             8899               8629               8965
09/30/01                             9420               9134               9492
12/31/01                             7915               7793               7982
03/31/02                             9871               8626               9968
06/30/02                            10309               8649              10418
09/30/02                             9473               7490               9576
12/31/02                             7841               6196               7931
03/31/03                             8001               6719               8097
06/30/03                             7885               6507               7985
09/30/03                             9382               7509               9509
12/31/03                             9586               7707               9724
03/31/04                            10960               8646              11127
06/30/04                            11086               8792              11263
09/30/04                            11048               8944              11233
12/31/04                            10912               8776              11101
03/31/05                            12374               9587              12604
06/30/05                            11665               9381              11887
09/30/05                            11531               9509              11756
12/31/05                            11437               9852              11663
03/31/06                            11566              10058              11800
06/30/06                            11912              10481              12150
09/30/06                            11848              10330              12092
12/31/06                            12432              10915              12696
03/31/07                            13698              11646              13999
06/30/07                            13588              11721              13897
09/30/07                            14076              12456              14405
12/31/07                            13187              12709              13499
03/31/08                            11868              12285              12151
06/30/08                            11169              11124              11436
09/30/08                            10301              10822              10544
12/31/08                            10234               9915              10474
03/31/09                             7900               7740               8081
06/30/09                             7260               6888               7427
09/30/09                            11593               9845              11862

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 ---------------------------------------------------------------------------------------------------------------

                            MCDONALD'S      THE WALT       COMCAST             HOME DEPOT,            TARGET
    DESCRIPTION             CORP.           DISNEY CO.     CORP. (CLASS A)     INC.                   CORP.
 ---------------------------------------------------------------------------------------------------------------
    SHARES                  1,615,054       2,748,169      4,249,859           2,522,536              1,112,453
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $92,171,132     75,464,721     71,780,118          67,200,359             51,929,306
 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         7.3             6.0            5.7                 5.3                    4.1
 ---------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


Auto Components                                   2.30
Automobiles                                       3.40
Distributors                                      0.70
Diversified Consumer Services                     2.20
Hotels Restaurants & Leisure                     16.30
Household Durables                                4.60
Internet & Catalog Retail                         4.20
Leisure Equipment & Products                      1.30
Media                                            29.00
Multiline Retail                                  9.60
Specialty Retail                                 21.00
Textiles, Apparel & Luxury Goods                  5.40





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Consumer Staples Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Staples Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -4.37%, and the total return for the Index was -4.26%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Consumer Staples stocks are most often thought of as producers of necessities that consumers cannot do without, such as food, clothing, beverage, housewares, etc. These companies are often known as "defensive" stocks for their propensity to attract buyers in times of economic turmoil. This was evidenced by the disparity in the fourth quarter of 2008, between the Index and the broad S&P 500 Index, when the former outperformed the latter. As 2009 rolled on however, and the gloom hovering over the economy showed signs of waning, Consumer Staples saw a significant underperformance, relative to the broad market, specifically in the second quarter and third quarter of 2009, as the investors found a much diminished need for defensive exposure. Despite its retreat in mid 2009, however, for the Reporting Period, the Consumer Staples sector outperformed the broad S&P 500 Index by 2.65%.

Food and beverage companies dominated the list of top ten performers within the sector. Whole Foods Market Inc., was the top performer, while Archer-Daniels-Midland Co., J.M. Smucker Co., Hormel Foods Corp., ConAgra Foods, Inc., Dr. Pepper Snapple Group, Inc. and Tyson Foods, Inc. all made the top ten as well. Rounding out this group were beverage producers, Coca Cola Enterprises, Inc. and Pepsi Bottling Group, Inc., as well as tobacco producer Lorillard, Inc.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET     CONSUMER STAPLES    NET ASSET    MARKET     CONSUMER STAPLES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                                -4.37%     -4.83%          -4.26%           -4.37%     -4.83%          -4.26%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                              8.07%      8.00%           9.00%            2.62%      2.60%           2.91%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              31.43%     31.44%          33.33%            5.62%      5.62%           5.92%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                               35.57%     34.74%          39.33%            3.09%      3.03%           3.37%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     CONSUMER STAPLES SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                            CONSUMER STAPLES                CONSUMER STAPLES
                              SELECT SECTOR      S&P 500      SELECT SECTOR
                              SPDR FUND(A)      INDEX(C)        INDEX(B)
                            ----------------    --------    ----------------
09/30/99                          10000           10000           10000
12/31/99                           8852            9376            8854
03/31/00                           9015           10770            9031
06/30/00                           8319           11017            8343
09/30/00                           9985           10725           10006
12/31/00                           9906           10619            9937
03/31/01                          11336            9789           11385
06/30/01                           9907            8629            9954
09/30/01                           9752            9134            9805
12/31/01                          10055            7793           10117
03/31/02                          10210            8626           10280
06/30/02                          10506            8649           10586
09/30/02                           9021            7490            9092
12/31/02                           8078            6196            8142
03/31/03                           8173            6719            8244
06/30/03                           7638            6507            7708
09/30/03                           8319            7509            8402
12/31/03                           8423            7707            8515
03/31/04                           9066            8646            9172
06/30/04                           9553            8792            9673
09/30/04                           9677            8944            9806
12/31/04                           9129            8776            9252
03/31/05                           9773            9587            9915
06/30/05                           9792            9381            9941
09/30/05                           9716            9509            9869
12/31/05                           9990            9852           10156
03/31/06                          10051           10058           10224
06/30/06                          10234           10481           10418
09/30/06                          10529           10330           10726
12/31/06                          11101           10915           11318
03/31/07                          11506           11646           11736
06/30/07                          11764           11721           12046
09/30/07                          12053           12456           12347
12/31/07                          12510           12709           12826
03/31/08                          12942           12285           13274
06/30/08                          12625           11124           12957
09/30/08                          12049           10822           12370
12/31/08                          12545            9915           12885
03/31/09                          11003            7740           11289
06/30/09                           9779            6888           10036
09/30/09                          13557            9845           13933

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 -----------------------------------------------------------------------------------------------------------------------

                            PROCTER &        WAL-MART         PHILIP MORRIS         COCA-COLA       CVS CAREMARK
    DESCRIPTION             GAMBLE CO.       STORES, INC.     INTERNATIONAL, INC.   CO.             CORP.
 -----------------------------------------------------------------------------------------------------------------------
    SHARES                  5,195,223        3,842,711        3,441,646             2,415,759       2,880,251
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $300,907,316     188,638,683      167,745,826           129,726,258     102,940,171
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         16.0             10.0             8.9                   6.9             5.5
 -----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


BEVERAGES                                        16.1
---------                                        ----
Food & Staples Retailing                         26.8
Food Products                                    17.0
Household Products                               23.5
Personal Products                                 2.1
Tobacco                                          14.5





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Energy Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Energy Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -13.81%, and the total return for the Index was -13.71%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Energy sector started out the period in negative territory due to fears related to the struggling economy and high gas and oil prices. Energy was the weakest S&P 500 Index sector in December of 2008, falling while the broader averages underwent a mild recovery. Continued declines in product prices hurt the Energy group, but its apparent cheapness limited its three-month losses, slightly less severe than the quarterly retreat for the S&P 500 Index as a whole. The Index continued to post negative performance throughout the winter and first quarter of 2009, but performance improved in the spring of 2009 and concerns over energy supply and demand started to ease a bit. As interest rates continued to lower and the economy began to stabilize a bit, Index enjoyed higher returns. With product prices tepid, first for natural gas and then in September for gasoline, Energy stocks did not respond as well to the recovery theme toward the end of the Reporting Period. Even though Energy stocks lagged for the full quarter, they outperformed the S&P 500 Index slightly in September.

Both Occidental Petroleum Corp. and Anadarko Petroleum Corp. were the big winners with positive returns for the period. Unfortunately, the positive impact of their contributions was outweighed by some of the largest names in the Index like Chevron Corp. and Exxon Mobil Corp. who struggled throughout the year. Even with a weight of only around 7%, ConocoPhillips was the largest contributor to the negative performance of the Index and the Fund with significant negative returns over the twelve month period.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET          ENERGY         NET ASSET    MARKET          ENERGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -13.81%    -13.94%          -13.71%         -13.81%    -13.94%          -13.71%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                              5.33%      5.21%            6.00%           1.75%      1.71%            1.96%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              64.98%     64.98%           66.83%          10.53%     10.53%           10.78%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              129.78%    129.65%          136.70%           8.68%      8.67%            9.00%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     ENERGY SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                             ENERGY SELECT
                              SECTOR SPDR      S&P 500     ENERGY SELECT
                                FUND(A)       INDEX(C)    SECTOR INDEX(B)
                             -------------    --------    ---------------
09/30/99                         10000          10000          10000
12/31/99                          9831           9376           9839
03/31/00                          9761          10770           9781
06/30/00                         10566          11017          10604
09/30/00                         10921          10725          10979
12/31/00                         11935          10619          12008
03/31/01                         12139           9789          12222
06/30/01                         11268           8629          11360
09/30/01                         11189           9134          11286
12/31/01                          9574           7793           9669
03/31/02                          9910           8626          10011
06/30/02                         10767           8649          10889
09/30/02                          9822           7490           9939
12/31/02                          7972           6196           8063
03/31/03                          8453           6719           8557
06/30/03                          8511           6507           8624
09/30/03                          9206           7509           9337
12/31/03                          9237           7707           9374
03/31/04                         10682           8646          10852
06/30/04                         11392           8792          11581
09/30/04                         12279           8944          12499
12/31/04                         13696           8776          13959
03/31/05                         14251           9587          14536
06/30/05                         16883           9381          17240
09/30/05                         17582           9509          17938
12/31/05                         21262           9852          21725
03/31/06                         19983          10058          20425
06/30/06                         21671          10481          22178
09/30/06                         22657          10330          23197
12/31/06                         21452          10915          21971
03/31/07                         23640          11646          24226
06/30/07                         24319          11721          24941
09/30/07                         27982          12456          28720
12/31/07                         30434          12709          31266
03/31/08                         32231          12285          33128
06/30/08                         30214          11124          31078
09/30/08                         36166          10822          37236
12/31/08                         26214           9915          26986
03/31/09                         19728           7740          20307
06/30/09                         17657           6888          18174
09/30/09                         22978           9845          23670

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 ---------------------------------------------------------------------------------------------------------------

                            EXXON MOBIL        CHEVRON         SCHLUMBERGER,   OCCIDENTAL
    DESCRIPTION             CORP.              CORP.           LTD.            PETROLEUM CORP.   CONOCOPHILLIPS
 ---------------------------------------------------------------------------------------------------------------
    SHARES                  15,008,586         9,480,224       5,785,117       3,275,736         5,072,236
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,029,739,085     667,692,176     344,792,973     256,817,702       229,062,178
 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         19.7               12.8            6.6             4.9               4.4
 ---------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


               ENERGY EQUIPMENT
& SERVICES                                       20.4
--------------------------- ---                  ----
Oil, Gas & Consumable Fuels                      79.6





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Financial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Financial Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -23.21%, and the total return for the Index was -23.47%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

From a financial standpoint, the last three months of 2008 entailed a decline for the Financial sector. With lending markets still strained, Financials suffered extensive losses between October and December of 2008. While Financials began to recover in March 2009 thanks to increasingly aggressive government initiatives, the sector still underperformed for the whole of that quarter. In spite of this, the third quarter of the fiscal year saw a surge in the Financial sector, which posted significant gains as a steep decline in credit spreads brought welcome relief to the valuation of many debt portfolios. The welcome boost of low interest rates and abundant liquidity has helped many financial stocks to rebuild battered profits and shake off concerns about future losses. Financials accordingly performed well through most of the final quarter in which they were the top three-month performer.

Several events over the last year had a significant impact on the Fund, namely the U.S. government's provision of emergency financing for Bank of America Corp. and Citigroup, Inc. These stocks were the worst performing names in the Fund for the Reporting Period.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         FINANCIAL       NET ASSET    MARKET         FINANCIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                               -23.21%    -22.99%          -23.47%         -23.21%    -22.99%          -23.47%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                            -52.69%    -52.82%          -52.75%         -22.08%    -22.15%          -22.11%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                             -39.81%    -39.91%          -39.52%          -9.65%     -9.69%           -9.57%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              -15.08%    -15.60%          -13.42%          -1.62%     -1.68%           -1.43%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     FINANCIAL SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                          Financial Select Sector SPDR Fund(a)   S&P 500 Index(c)   Financial Select Sector Index(b)
09/30/99                                                10000              10000                              10000
12/31/99                                                 8467               9376                               8466
03/31/00                                                 9188              10770                               9200
06/30/00                                                 9388              11017                               9411
09/30/00                                                 9128              10725                               9153
12/31/00                                                11276              10619                              11322
03/31/01                                                11525               9789                              11585
06/30/01                                                10414               8629                              10469
09/30/01                                                11226               9134                              11292
12/31/01                                                 9754               7793                               9816
03/31/02                                                10473               8626                              10549
06/30/02                                                10830               8649                              10915
09/30/02                                                10017               7490                              10098
12/31/02                                                 8308               6196                               8379
03/31/03                                                 8918               6719                               9002
06/30/03                                                 8458               6507                               8542
09/30/03                                                10008               7509                              10120
12/31/03                                                10423               7707                              10548
03/31/04                                                11639               8646                              11796
06/30/04                                                12194               8792                              12370
09/30/04                                                11900               8944                              12076
12/31/04                                                11940               8776                              12118
03/31/05                                                12872               9587                              13079
06/30/05                                                12048               9381                              12248
09/30/05                                                12560               9509                              12777
12/31/05                                                12644               9852                              12870
03/31/06                                                13672              10058                              13930
06/30/06                                                14107              10481                              14383
09/30/06                                                14080              10330                              14364
12/31/06                                                15190              10915                              15512
03/31/07                                                16246              11646                              16608
06/30/07                                                15775              11721                              16136
09/30/07                                                16100              12456                              16477
12/31/07                                                15403              12709                              15775
03/31/08                                                13197              12285                              13514
06/30/08                                                11356              11124                              11627
09/30/08                                                 9286              10822                               9497
12/31/08                                                 9359               9915                               9578
03/31/09                                                 5910               7740                               6044
06/30/09                                                 4217               6888                               4304
09/30/09                                                 8492               9845                               8658

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 -----------------------------------------------------------------------------------------------------------------

                            JPMORGAN         BANK OF           WELLS FARGO   GOLDMAN             CITIGROUP,
    DESCRIPTION             CHASE & CO.      AMERICA CORP.     & CO.         SACHS GROUP, INC.   INC.
 -----------------------------------------------------------------------------------------------------------------
    SHARES                  20,710,546       45,562,891        24,602,685    2,692,357           68,683,845
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $907,536,126     770,924,116       693,303,663   496,336,013         332,429,810
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         12.1             10.3              9.3           6.6                 4.4
 -----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


CAPITAL MARKETS                                  20.2
---------------                                  ----
Commercial Banks                                 18.8
Consumer Finance                                  4.9
Diversified Financial Services                   30.1
Insurance                                        17.5
Real Estate Investment Trusts (REITS)             7.5
Real Estate Management & Development              0.2
Thrifts & Mortgage Finance                        0.8





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Health Care Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Health Care Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -3.58%, and the total return for the Index was -3.45%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

There have been a number of factors that have impacted this Fund's performance over the past twelve months. One of these was the concern regarding the shape of any government initiated public health plan and its potential impact on the profitability of the constituents of this Fund. Another factor impacting this Fund is an increased pharmacology demand associated with a higher immunization focus as concerns mount around the globe regarding the extent of the H1N1 virus. A third factor impacting the Fund's performance was a significant pick up in merger and acquisition activity within this sector of the economy.

A number of stocks made significant contributions to the return of the Fund. These include Medco Health, Solutions, Inc. who benefited from strong business growth associated with a continued movement to pharmacy benefit managers as a means of corporate cost savings. Bristol-Myers Squibb Co. was another strong performer which rose significantly during this period mainly due to solid sales growth and successes in expense management. Two of the best performers, Wyeth and Schering-Plough Corp., owed their returns to their pending acquisitions by Pfizer, Inc. and Merck & Co., Inc., respectively.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  HEALTH CARE                               HEALTH CARE
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -3.58%        -4.18%        -3.45%        -3.58%        -4.18%        -3.45%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -8.52%        -8.64%        -8.05%        -2.92%        -2.97%        -2.76%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           8.16%         8.20%         9.30%         1.58%         1.59%         1.79%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           20.52%        20.56%        23.03%         1.88%         1.89%         2.09%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     HEALTH CARE SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                              HEALTH CARE                  HEALTH CARE
                             SELECT SECTOR     S&P 500    SELECT SECTOR
                              SPDR FUND(A)    INDEX(C)       INDEX(B)
                             -------------    --------    -------------
09/30/99                         10000          10000         10000
12/31/99                          9111           9376          9123
03/31/00                         10562          10770         10590
06/30/00                         10521          11017         10561
09/30/00                         10045          10725         10076
12/31/00                          9916          10619          9935
03/31/01                          9341           9789          9356
06/30/01                          9236           8629          9252
09/30/01                         10109           9134         10131
12/31/01                          8061           7793          8086
03/31/02                          9323           8626          9359
06/30/02                         10117           8649         10164
09/30/02                          9414           7490          9462
12/31/02                          8730           6196          8780
03/31/03                          9165           6719          9225
06/30/03                          9254           6507          9321
09/30/03                         10165           7509         10248
12/31/03                          9705           7707          9792
03/31/04                         10518           8646         10621
06/30/04                         10466           8792         10576
09/30/04                         10738           8944         10860
12/31/04                         10149           8776         10269
03/31/05                         10670           9587         10804
06/30/05                         10600           9381         10740
09/30/05                         11031           9509         11185
12/31/05                         11196           9852         11360
03/31/06                         11359          10058         11532
06/30/06                         11489          10481         11671
09/30/06                         10901          10330         11079
12/31/06                         12001          10915         12207
03/31/07                         12165          11646         12380
06/30/07                         12274          11721         12498
09/30/07                         12891          12456         13134
12/31/07                         13020          12709         13272
03/31/08                         13008          12285         13267
06/30/08                         11490          11124         11721
09/30/08                         11345          10822         11579
12/31/08                         11386           9915         11625
03/31/09                          9996           7740         10207
06/30/09                          9203           6888          9396
09/30/09                         12052           9845         12303

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------

                            JOHNSON &                                                               ABBOTT
    DESCRIPTION             JOHNSON          PFIZER, INC.     MERCK & CO., INC.     WYETH           LABORATORIES
 ----------------------------------------------------------------------------------------------------------------
    SHARES                  4,446,886        10,890,843       3,402,969             2,164,718       2,114,523
 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $270,770,889     180,243,452      107,635,909           105,162,000     104,605,453
 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.7             9.1              5.4                   5.3             5.3
 ----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


BIOTECHNOLOGY                                    13.4
-------------                                    ----
Health Care Equipment & Supplies                 15.3
Health Care Providers & Services                 15.7
Health Care Technology                            0.2
Life Sciences Tools & Services                    3.1
Pharmaceuticals                                  52.3





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Industrial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Industrial Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -11.25%, and the total return for the Index was -11.19%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Over the Reporting Period, Industrials dipped below the S&P 500(R) Index, which returned -6.91% for the same period. Weighed down by a sharp deterioration in the global growth outlook; a similarly steep erosion in profits expectations; and lingering worries about impaired assets and tight credit conditions, the performance of the Index dropped significantly over the last quarter of 2008 and the first quarter of 2009. In the second and third quarters of 2009 as the ongoing application of aggressive stimulus measures worked effectively to thwart deflationary tendencies, leading indicators of economic activity began to turn upward, and investors responded by increasing exposure to stocks, corporate bonds, and commodities. Stocks in the U.S. saw mild corrections during every month of the third quarter, but negative momentum never accelerated, and dips were consistently followed by swift rebounds to fresh 2009 highs in broad equity averages. During the second and third quarters of 2009 the sector rebounded significantly but unexpected declines in durable goods orders and consumer confidence made investors edgy, and a dip in the Chicago Purchasing Managers Index led the Industrials to finish with a negative return for the Reporting Period. The Fund's negative performance was heavily weighted down by the companies operating in the industrial conglomerates and road and rail industries. Air freight and logistics and machinery were the largest positive contributing industries over the last twelve months.

General Electric Co. was the biggest mover in the Fund contributing over half of the Fund's negative performance for the twelve month period despite the fact that shares of the conglomerate saw an impressive rebound, adding more than 40% in the last three months as financial conditions improved. Lockheed Martin Corp. and Norfolk Southern Corp. were the two second largest detractors from the Fund's performance on an absolute basis. The main positive contributors to the Fund's performance were 3M Co., United Technologies Corp., and Cummins, Inc.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  INDUSTRIAL                                INDUSTRIAL
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -11.25%       -11.63%       -11.19%       -11.25%       -11.63%       -11.19%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -15.28%       -15.33%       -14.97%        -5.38%        -5.40%        -5.26%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                            2.82%         2.79%         3.72%         0.56%         0.55%         0.73%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                             8.94%         8.52%        11.76%         0.86%         0.82%         1.12%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     INDUSTRIAL SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                            INDUSTRIAL SELECT
                               SECTOR SPDR        S&P 500    INDUSTRIAL SELECT
                                 FUND(A)         INDEX(C)     SECTOR INDEX(B)
                            -----------------    --------    -----------------
09/30/99                          10000            10000           10000
12/31/99                           9686             9376            9691
03/31/00                          10053            10770           10075
06/30/00                           9884            11017            9920
09/30/00                           9721            10725            9766
12/31/00                          10374            10619           10435
03/31/01                          10758             9789           10824
06/30/01                           9146             8629            9206
09/30/01                          10031             9134           10104
12/31/01                           8185             7793            8247
03/31/02                           9652             8626            9731
06/30/02                           9502             8649            9595
09/30/02                           8353             7490            8435
12/31/02                           6857             6196            6927
03/31/03                           7266             6719            7345
06/30/03                           6840             6507            6918
09/30/03                           7943             7509            8048
12/31/03                           8304             7707            8419
03/31/04                           9627             8646            9771
06/30/04                           9529             8792            9679
09/30/04                          10329             8944           10501
12/31/04                          10265             8776           10441
03/31/05                          11304             9587           11510
06/30/05                          11101             9381           11307
09/30/05                          10758             9509           10963
12/31/05                          11072             9852           11290
03/31/06                          11618            10058           11856
06/30/06                          12536            10481           12802
09/30/06                          12580            10330           12855
12/31/06                          12457            10915           12737
03/31/07                          13198            11646           13504
06/30/07                          13427            11721           13746
09/30/07                          14764            12456           15127
12/31/07                          15556            12709           15948
03/31/08                          14940            12285           15324
06/30/08                          14241            11124           14613
09/30/08                          13120            10822           13457
12/31/08                          11892             9915           12195
03/31/09                           9132             7740            9364
06/30/09                           7315             6888            7490
09/30/09                          10894             9845           11176

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR Fund --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 -----------------------------------------------------------------------------------------------------------------

                                                                    UNITED PARCEL
                            GENERAL          UNITED                 SERVICE, INC.
    DESCRIPTION             ELECTRIC CO.     TECHNOLOGIES CORP.     (CLASS B)         3M CO.          BOEING CO.
 -----------------------------------------------------------------------------------------------------------------
    SHARES                  15,898,708       1,976,632              2,046,617         1,446,457       1,533,289
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $261,056,785     120,436,188            115,572,462       106,748,527     83,027,599
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.0             6.0                    5.7               5.3             4.1
 -----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


                 AEROSPACE &
DEFENSE                                           28
----------------------------                      --
Air Freight & Logistics                          10.0
Airlines                                          0.8
Building Products                                 0.5
Commercial Services & Supplies                    5.6
Construction & Engineering                        2.4
Electrical Equipment                              4.0
Industrial Conglomerates                         19.0
Machinery                                        16.7
Professional Services                             1.8
Road & Rail                                       9.9
Trading Companies & Distributors                  1.3





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Materials Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Materials Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -3.85%, and the total return for the Index was -3.80%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Materials sector, which fell significantly in the fourth quarter of 2008, posted a first quarter rebound in 2009, with a broad range of metals, chemicals, and forest product shares bouncing back sharply. Shares of mining giant Freeport-McMoRan Copper & Gold, Inc. added positive returns in the quarter, benefiting from solid gains in gold and copper prices.

The Consumer Discretionary and Materials sectors were also outperformers for the full second quarter of 2009. Low interest rates and improved perceptions of banking system stability raised hopes that U.S. consumers would resume spending, which would improve demand for basic materials. Steel stocks helped to pace the rebound in the materials area.

The Index spans a variety of industry groups, with performance between the groups varying greatly over the past twelve months. One of the hardest hit industries was Major Diversified Chemicals, including the Fund's worst performing stock Dow Chemical. Aluminum provider Alcoa, Inc. and agricultural chemical giant Monsanto Co. were also among those stocks dragging down the performance of the Fund.

Among the best performers were Specialty Chemicals and Precious Metals. Newmont Mining Corp. and Freeport-McMoRan Copper & Gold, Inc. benefitted from precious metal gains throughout the year. Industrial gas provider Praxair Inc. was also a solid gainer over the course of the past 12 months.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   MATERIALS                                 MATERIALS
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            -3.85%        -3.95%        -3.80%        -3.85%        -3.95%        -3.80%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          5.14%         4.99%         5.28%         1.68%         1.64%         1.73%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                          26.41%        26.33%        27.48%         4.80%         4.79%         4.98%
 ----------------------------------------------------------------------------------------------------------------------
    TEN YEARS                           66.44%        64.95%        71.16%         5.23%         5.13%         5.52%
 ----------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     MATERIALS SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                            MATERIALS SELECT
                               SECTOR SPDR       S&P 500    MATERIALS SELECT
                                 FUND(A)        INDEX(C)     SECTOR INDEX(B)
                            ----------------    --------    ----------------
09/30/99                          10000           10000           10000
12/31/99                           9146            9376            9153
03/31/00                          10245           10770           10291
06/30/00                           8974           11017            9019
09/30/00                           7713           10725            7766
12/31/00                           7090           10619            7134
03/31/01                           8679            9789            8735
06/30/01                           8182            8629            8252
09/30/01                           9010            9134            9091
12/31/01                           7943            7793            8024
03/31/02                           8909            8626            9011
06/30/02                           9834            8649            9955
09/30/02                           9658            7490            9784
12/31/02                           7447            6196            7539
03/31/03                           8397            6719            8510
06/30/03                           7789            6507            7898
09/30/03                           8849            7509            8985
12/31/03                           9388            7707            9544
03/31/04                          11547            8646           11759
06/30/04                          11345            8792           11559
09/30/04                          11653            8944           11881
12/31/04                          12043            8776           12289
03/31/05                          13076            9587           13359
06/30/05                          13314            9381           13611
09/30/05                          12052            9509           12323
12/31/05                          12260            9852           12557
03/31/06                          13620           10058           13967
06/30/06                          14630           10481           15021
09/30/06                          14569           10330           14967
12/31/06                          14480           10915           14881
03/31/07                          16106           11646           16566
06/30/07                          17569           11721           18053
09/30/07                          18800           12456           19329
12/31/07                          19688           12709           20256
03/31/08                          19646           12285           20225
06/30/08                          19048           11124           19620
09/30/08                          19781           10822           20379
12/31/08                          15834            9915           16285
03/31/09                          11004            7740           11302
06/30/09                          10798            6888           11092
09/30/09                          16644            9845           17116

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ------------------------------------------------------------------------------------------------------------------------------

                                                                  DU PONT (E.I.) DE     FREEPORT-MCMORAN        PRAXAIR,
    DESCRIPTION             MONSANTO CO.     DOW CHEMICAL CO.     NEMOURS & CO.         COPPER & GOLD, INC.     INC.
 ------------------------------------------------------------------------------------------------------------------------------
    SHARES                  2,878,173        6,029,407            4,763,976             2,171,058               1,617,553
 ------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $222,770,590     157,186,640          153,114,189           148,956,289             132,137,904
 ------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         12.9             9.1                  8.9                   8.6                     7.7
 ------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE CHART IN %)


Chemicals                                        58.1
Construction Materials                            2.2
Containers & Packaging                            6.6
Metals & Mining                                  26.3
Paper & Forest Products                           6.8





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Technology Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Technology Select Sector of the S&P 500 Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was 7.01%, and the total return for the Index was 7.25%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

There were many notable events in the past year that affected the performance of the Fund. The year began with poor performance in October and November connected with the global economic recession. Lingering worries about impaired assets and widespread skepticism regarding the U.S. Treasury's plans to help banks resulted in continued dampening of share prices during the winter. Investor sentiment turned positive during the Spring as retail sales data came in better than expected. The results of the government's "stress tests" of 19 major banks also helped boost consumer confidence. Other economic indicators such as industrial production and housing sales continued to suggest the recession may be winding down as business confidence improved and the market seemed to be staging a recovery. The broad market S&P 500(R) Index ended September with its seventh consecutive month of positive returns.

Boise, Idaho-based Micron Technology, Inc. was the strongest performer for the Reporting Period. The company had been hurt earlier in the year by an over-supply and subsequent low prices of DRAM processors. However, it was later helped as chip prices rebounded and demand increased for its DRAM processors and NAND Flash chips, which are used in cell phones and digital cameras. Tellabs Inc. was another strong performer during the year as the telecom equipment manufacturer was well positioned to take advantage of a massive investment in increasing bandwidth due to increased demand for smartphones and Web video. Outsourcing and offshoring firm Cognizant Technology Solutions Corp. was another strong performer. The company was aided by filling a void in the mid-level outsourcing world, avoiding basic offshore work like call centers as well as the top-tier consulting work dominated by IBM and Accenture. Broadcom Corp. is another company that benefited from the exploding consumer demand for smartphones and the semiconductors that the company produces.

On the negative side of the ledger, Unisys was the worst performing stock for the year. The former mainframe computer maker and current seller of data-processing and tech support services has been struggling with a long-term debt load of $760 million.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)

Electronic Arts, Inc. also suffered due to lower sales throughout the video game industry. The company has underperformed especially due to lackluster sales of its flagship "Madden NFL" franchise. Additionally, the company has few top-line titles available for the upcoming holiday season. MEMC Electronic Materials, Inc. has been hard hit by reduced demand for wafers used in semiconductor and the solar industries.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        TECHNOLOGY       NET ASSET    MARKET        TECHNOLOGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                                 7.01%      7.34%            7.25%           7.01%      7.34%           7.25%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                             -1.55%     -1.53%           -1.14%          -0.52%     -0.51%          -0.38%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              16.74%     16.69%           17.71%           3.14%      3.13%           3.31%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                              -45.39%    -45.48%          -44.20%          -5.87%     -5.89%          -5.67%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     TECHNOLOGY SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                            TECHNOLOGY SELECT
                               SECTOR SPDR        S&P 500    TECHNOLOGY SELECT
                                 FUND(A)         INDEX(C)     SECTOR INDEX(B)
                            -----------------    --------    -----------------
09/30/99                          10000            10000           10000
12/31/99                          10190             9376           10203
03/31/00                          13396            10770           13423
06/30/00                          14891            11017           14940
09/30/00                          13376            10725           13432
12/31/00                          11480            10619           11532
03/31/01                           7743             9789            7779
06/30/01                           6140             8629            6171
09/30/01                           6882             9134            6927
12/31/01                           4740             7793            4770
03/31/02                           5965             8626            6008
06/30/02                           5374             8649            5416
09/30/02                           3925             7490            3956
12/31/02                           2925             6196            2949
03/31/03                           3674             6719            3709
06/30/03                           3554             6507            3590
09/30/03                           4222             7509            4269
12/31/03                           4525             7707            4578
03/31/04                           5109             8646            5173
06/30/04                           5045             8792            5112
09/30/04                           5152             8944            5224
12/31/04                           4768             8776            4837
03/31/05                           5375             9587            5459
06/30/05                           4977             9381            5050
09/30/05                           5077             9509            5155
12/31/05                           5323             9852            5407
03/31/06                           5368            10058            5458
06/30/06                           5679            10481            5778
09/30/06                           5203            10330            5297
12/31/06                           5653            10915            5759
03/31/07                           6018            11646            6131
06/30/07                           6035            11721            6155
09/30/07                           6630            12456            6766
12/31/07                           6998            12709            7140
03/31/08                           6932            12285            7075
06/30/08                           5882            11124            6002
09/30/08                           5959            10822            6083
12/31/08                           5201             9915            5308
03/31/09                           4063             7740            4146
06/30/09                           4142             6888            4229
09/30/09                           5461             9845            5580

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 ----------------------------------------------------------------------------------------------------------------------------

                            MICROSOFT                                        INTERNATIONAL BUSINESS     CISCO SYSTEMS,
    DESCRIPTION             CORP.            APPLE, INC.     AT&T, INC.      MACHINES CORP.             INC.
 ----------------------------------------------------------------------------------------------------------------------------
    SHARES                  14,623,593       1,689,904       11,134,465      2,472,377                  10,885,121
 ----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $378,604,823     313,257,504     300,741,900     295,721,013                256,235,748
 ----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.8              8.1             7.8             7.7                        6.6
 ----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE GRAPH IN %)


COMMUNICATIONS EQUIPMENT                         12.7
------------------------                         ----
Computers & Peripherals                          25.4
Diversified Telecommunication Services           13.3
Electronic Equipment,Instruments & Components     2.6
Internet Software & Services                      8.7
IT Services                                       5.3
Office Electronics                                0.3
Semiconductors & Semiconductor Equipment         11.4
Software                                         18.9
Wireless Telecommunication Services               1.4





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Utilities Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Utilities Select Sector of the S&P 500(R) Index (the "Index"). In seeking this objective, the Fund utilizes a relatively low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of its benchmark.

For the 12-month period ended September 30, 2009 (the "Reporting Period"), the total return for the Fund was -7.43%, and the total return for the Index was -7.32%. The Fund and Index returns reflect the reinvestment of dividends and other income.

The Fund's performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

There have been a number of factors that have impacted the Fund's performance over the past twelve months. One of the more significant of these was an environment of diminishing energy demands as consumers and businesses grappled with the economic downturn. Another factor impacting the constituents of the Fund was the ongoing concern regarding the economic impact of any climate related legislation. A final factor involved the constriction of capital especially in the fall of 2008. This is a particularly negative factor as the Utilities sector tends to be very capital intensive.

Peco Holdings, Inc. was the worst performing stock in this Fund. This decline was mainly due to lower sales and higher operating costs. Another two stocks that made significant negative contributions were Exelon Corp. and First Energy Corp. Lower energy demand caused in part by the economic slowdown in the U.S. was the primary cause of these stocks' returns. Conversely, FPL Group, Inc. was up due mainly to increased profitability in their NextEra Energy Resource division.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2009 IS 0.21%. FUND RETURNS AT NET ASSET VALUE SHOWN IN THE TABLE BELOW REFLECT THE IMPACT OF A FEE WAIVER AND WITHOUT THIS WAIVER RETURNS WOULD HAVE BEEN LOWER.

  PERFORMANCE AS OF SEPTEMBER 30, 2009


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         UTILITIES       NET ASSET    MARKET         UTILITIES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR                                -7.43%     -7.52%          -7.32%           -7.43%     -7.52%          -7.32%
 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS                             -4.25%     -4.45%          -3.82%           -1.44%     -1.51%          -1.29%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                              38.24%     38.16%          39.74%            6.69%      6.68%           6.92%
 -------------------------------------------------------------------------------------------------------------------------------
    TEN YEARS                               41.62%     40.19%          45.07%            3.54%      3.44%           3.79%
 -------------------------------------------------------------------------------------------------------------------------------


                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
     UTILITIES SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                            UTILITIES SELECT
                               SECTOR SPDR       S&P 500    UTILITIES SELECT
                                 FUND(A)        INDEX(C)     SECTOR INDEX(B)
                            ----------------    --------    ----------------
09/30/99                          10000           10000           10000
12/31/99                           9582            9376            9580
03/31/00                           9264           10770            9255
06/30/00                           8773           11017            8777
09/30/00                           9049           10725            9062
12/31/00                          10844           10619           10864
03/31/01                          11299            9789           11323
06/30/01                          10819            8629           10849
09/30/01                          10746            9134           10783
12/31/01                          10236            7793           10274
03/31/02                           9823            8626            9863
06/30/02                           9936            8649            9981
09/30/02                           8683            7490            8723
12/31/02                           6742            6196            6780
03/31/03                           7062            6719            7110
06/30/03                           6835            6507            6888
09/30/03                           8277            7509            8358
12/31/03                           8239            7707            8316
03/31/04                           8884            8646            8978
06/30/04                           9332            8792            9440
09/30/04                           9207            8944            9318
12/31/04                           9817            8776            9945
03/31/05                          10999            9587           11157
06/30/05                          11585            9381           11762
09/30/05                          12648            9509           12857
12/31/05                          13553            9852           13791
03/31/06                          12815           10058           13036
06/30/06                          12659           10481           12885
09/30/06                          13369           10330           13618
12/31/06                          14169           10915           14450
03/31/07                          15452           11646           15772
06/30/07                          16870           11721           17237
09/30/07                          16802           12456           17171
12/31/07                          17120           12709           17506
03/31/08                          18404           12285           18828
06/30/08                          16569           11124           16957
09/30/08                          17874           10822           18306
12/31/08                          14656            9915           14997
03/31/09                          13050            7740           13352
06/30/09                          11634            6888           11897
09/30/09                          14162            9845           14507

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2009


 ---------------------------------------------------------------------------------------------------------------------------

                                                                                  DOMINION RESOURCES,     DUKE ENERGY
    DESCRIPTION             EXELON CORP.     SOUTHERN CO.     FPL GROUP, INC.     INC.                    CORP.
 ---------------------------------------------------------------------------------------------------------------------------
    SHARES                  4,653,585        5,614,934        2,905,028           4,200,699               8,442,075
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $230,910,888     177,824,960      160,444,696         144,924,115             132,878,261
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS......   9.4              7.2              6.5                 5.9                     5.4
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2009*

  (PIE GRAPH IN %)


ELECTRIC UTILITIES                               55.5
------------------                               ----
Gas Utilities                                     4.0
Independent Power Producers & Energy Traders      5.1
Multi-Utilities                                  35.4





  *  The Fund's industry breakdown is expressed as a percentage of Total Common
     Stocks and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 2.3%
Goodyear Tire & Rubber Co. (a)..........      356,822   $    6,076,679
Johnson Controls, Inc. (b)..............      880,388       22,502,717
                                                        --------------
                                                            28,579,396
                                                        --------------
AUTOMOBILES -- 3.3%
Ford Motor Co. (a)(b)...................    4,760,194       34,320,999
Harley-Davidson, Inc. (b)...............      345,922        7,956,206
                                                        --------------
                                                            42,277,205
                                                        --------------
DISTRIBUTORS -- 0.7%
Genuine Parts Co. ......................      236,234        8,991,066
                                                        --------------
DIVERSIFIED CONSUMER SERVICES -- 2.2%
Apollo Group, Inc. (Class A)(a).........      188,721       13,903,076
DeVry, Inc. ............................       90,961        5,031,963
H&R Block, Inc. ........................      497,417        9,142,524
                                                        --------------
                                                            28,077,563
                                                        --------------
HOTELS, RESTAURANTS & LEISURE -- 16.3%
Carnival Corp. .........................      649,329       21,609,669
Darden Restaurants, Inc. ...............      205,486        7,013,237
International Game Technology...........      437,319        9,393,612
Marriott International, Inc.
  (Class A)(b)..........................      371,955       10,262,238
McDonald's Corp. .......................    1,615,054       92,171,132
Starbucks Corp. (a)(b)..................    1,087,874       22,464,598
Starwood Hotels & Resorts Worldwide,
  Inc. (b)..............................      277,321        9,159,913
Wyndham Worldwide Corp. (b).............      262,788        4,288,700
Wynn Resorts, Ltd. (a)(b)...............      101,436        7,190,798
Yum! Brands, Inc. ......................      690,468       23,310,200
                                                        --------------
                                                           206,864,097
                                                        --------------
HOUSEHOLD DURABLES -- 4.6%
Black & Decker Corp. (b)................       89,068        4,122,958
D.R. Horton, Inc. (b)...................      408,079        4,656,181
Fortune Brands, Inc. (b)................      222,370        9,557,463
Harman International Industries,
  Inc. (b)..............................      103,934        3,521,284
KB HOME(b)..............................      109,563        1,819,841
Leggett & Platt, Inc. (b)...............      232,226        4,505,184
Lennar Corp. (Class A)..................      227,905        3,247,646
Newell Rubbermaid, Inc. (b).............      410,442        6,439,835
Pulte Homes, Inc. (b)...................      466,199        5,123,527
Snap-on, Inc. (b).......................       85,064        2,956,825
The Stanley Works(b)....................      116,785        4,985,552
Whirlpool Corp. (b).....................      108,860        7,615,846
                                                        --------------
                                                            58,552,142
                                                        --------------
INTERNET & CATALOG RETAIL -- 4.2%
Amazon.com, Inc. (a)....................      492,009       45,933,960
Expedia, Inc. (a)(b)....................      310,627        7,439,517
                                                        --------------
                                                            53,373,477
                                                        --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
Eastman Kodak Co. (b)...................      401,217        1,917,817
Hasbro, Inc. (b)........................      185,691        5,152,925
Mattel, Inc. (b)........................      530,773        9,798,070
                                                        --------------
                                                            16,868,812
                                                        --------------
MEDIA -- 28.9%
CBS Corp. (Class B).....................    1,006,089       12,123,372
Comcast Corp. (Class A).................    4,249,859       71,780,118
DIRECTV Group, Inc. (a)(b)..............      665,319       18,349,498
Gannett Co., Inc. (b)...................      346,339        4,332,701
Interpublic Group of Cos., Inc. (a)(b)..      716,530        5,388,306
McGraw-Hill Cos., Inc. .................      464,232       11,670,792
Meredith Corp. (b)......................       53,182        1,592,269
New York Times Co. (Class A)(b).........      174,321        1,415,486
News Corp. (Class A)....................    3,327,205       39,893,188
Omnicom Group, Inc. (b).................      460,836       17,023,282
Scripps Networks Interactive
  (Class A)(b)..........................      133,566        4,935,264
The Walt Disney Co. (b).................    2,748,169       75,464,721
Time Warner Cable, Inc. ................      522,085       22,496,643
Time Warner, Inc. ......................    1,757,479       50,580,246
Viacom, Inc. (Class B)(a)...............      898,473       25,193,183
Washington Post Co. (Class B)...........        9,186        4,299,783
                                                        --------------
                                                           366,538,852
                                                        --------------
MULTILINE RETAIL -- 9.6%
Big Lots, Inc. (a)(b)...................      121,499        3,039,905
Family Dollar Stores, Inc. .............      207,319        5,473,222
J.C. Penney Co., Inc. (b)...............      347,934       11,742,773
Kohl's Corp. (a)........................      451,248       25,743,698
Macy's, Inc. (b)........................      622,715       11,389,457
Nordstrom, Inc. (b).....................      242,171        7,395,902
Sears Holdings Corp. (a)(b).............       75,165        4,909,026
Target Corp. ...........................    1,112,453       51,929,306
                                                        --------------
                                                           121,623,289
                                                        --------------
SPECIALTY RETAIL -- 21.0%
Abercrombie & Fitch Co. (Class A)(b)....      131,083        4,310,009
AutoNation, Inc. (a)(b).................      144,349        2,609,830
AutoZone, Inc. (a)(b)...................       47,737        6,980,104
Bed Bath & Beyond, Inc. (a)(b)..........      386,621       14,513,752
Best Buy Co., Inc. (b)..................      505,245       18,956,793
GameStop Corp. (Class A)(a)(b)..........      242,541        6,420,060
Home Depot, Inc. .......................    2,522,536       67,200,359
Limited Brands, Inc. (b)................      396,075        6,729,314
Lowe's Cos., Inc. ......................    2,185,263       45,759,407
O'Reilly Automotive, Inc. (a)(b)........      201,786        7,292,546
Office Depot, Inc. (a)(b)...............      406,963        2,694,095
RadioShack Corp. (b)....................      185,226        3,069,195
Sherwin-Williams Co. (b)................      145,290        8,740,647
Staples, Inc. ..........................    1,069,001       24,822,203
The Gap, Inc. ..........................      712,595       15,249,533
Tiffany & Co. (b).......................      184,453        7,106,974
TJX Cos., Inc. .........................      627,259       23,302,672
                                                        --------------
                                                           265,757,493
                                                        --------------


See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
TEXTILES, APPAREL & LUXURY GOODS -- 5.4%
Coach, Inc. ............................      469,406   $   15,452,846
NIKE, Inc. (Class B) (b)................      574,597       37,176,426
Polo Ralph Lauren Corp. (b).............       85,157        6,524,729
V.F. Corp. (b)..........................      131,708        9,539,610
                                                        --------------
                                                            68,693,611
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,501,068,439).................                 1,266,197,003
                                                        --------------
SHORT TERM INVESTMENTS -- 13.8%
MONEY MARKET FUNDS -- 13.8%
State Street Navigator Securities
  Lending Prime Portfolio(c)(d).........  173,717,058      173,717,058
AIM Prime Money Market Fund.............    1,339,604        1,339,604
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $175,056,662)....                   175,056,662
                                                        --------------
TOTAL INVESTMENTS -- 113.6% (E)
  (Cost $1,676,125,101).................                 1,441,253,665
OTHER ASSETS AND
  LIABILITIES -- (13.6)%................                  (172,958,783)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,268,294,882
                                                        ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.6%
BEVERAGES -- 16.0%
Brown-Forman Corp. (Class B) (a)........     283,606   $   13,675,481
Coca-Cola Co. ..........................   2,415,759      129,726,258
Coca-Cola Enterprises, Inc. ............     820,071       17,557,720
Constellation Brands, Inc. (Class
  A) (b)................................     532,804        8,071,981
Dr. Pepper Snapple Group, Inc. (b)......     452,208       13,000,980
Molson Coors Brewing Co. (Class B)(a)...     470,466       22,902,285
Pepsi Bottling Group, Inc. .............     423,925       15,447,827
PepsiCo, Inc. ..........................   1,393,100       81,719,246
                                                       --------------
                                                          302,101,778
                                                       --------------
FOOD & STAPLES RETAILING -- 26.7%
Costco Wholesale Corp. .................     859,792       48,543,856
CVS Caremark Corp. .....................   2,880,251      102,940,171
Kroger Co. .............................   1,383,213       28,549,516
Safeway, Inc. ..........................     925,206       18,245,062
SUPERVALU, Inc. (a).....................     601,511        9,058,756
Sysco Corp. ............................   1,192,689       29,638,322
Wal-Mart Stores, Inc. ..................   3,842,711      188,638,683
Walgreen Co. ...........................   1,869,777       70,060,544
Whole Foods Market, Inc. (a)(b).........     251,261        7,660,948
                                                       --------------
                                                          503,335,858
                                                       --------------
FOOD PRODUCTS -- 17.0%
Archer-Daniels-Midland Co. .............   1,324,926       38,714,338
Campbell Soup Co. (a)...................     505,439       16,487,420
ConAgra Foods, Inc. ....................     984,586       21,345,824
Dean Foods Co. (b)......................     317,434        5,647,151
General Mills, Inc. ....................     665,649       42,854,483
H.J. Heinz Co. .........................     690,489       27,446,938
Hershey Co. ............................     371,466       14,435,169
Hormel Foods Corp. (a)..................     124,480        4,421,529
J.M. Smucker Co. (a)....................     213,689       11,327,654
Kellogg Co. ............................     560,790       27,607,692
Kraft Foods, Inc. (Class A).............   2,625,138       68,962,375
McCormick & Co., Inc. (a)...............     383,710       13,023,117
Sara Lee Corp. .........................   1,463,163       16,299,636
Tyson Foods, Inc. (Class A).............     874,605       11,046,261
                                                       --------------
                                                          319,619,587
                                                       --------------
HOUSEHOLD PRODUCTS -- 23.4%
Clorox Co. (a)..........................     323,521       19,029,505
Colgate-Palmolive Co. (a)...............     968,794       73,899,607
Kimberly-Clark Corp. ...................     806,162       47,547,435
Procter & Gamble Co. ...................   5,195,223      300,907,316
                                                       --------------
                                                          441,383,863
                                                       --------------
PERSONAL PRODUCTS -- 2.0%
Avon Products, Inc. ....................     907,979       30,834,967
Estee Lauder Cos., Inc. (Class A) (a)...     209,032        7,750,906
                                                       --------------
                                                           38,585,873
                                                       --------------
TOBACCO -- 14.5%
Altria Group, Inc. .....................   3,686,550       65,657,455
Lorillard, Inc. ........................     294,503       21,881,573
Philip Morris International, Inc. ......   3,441,646      167,745,826
Reynolds American, Inc. (a).............     397,380       17,691,358
                                                       --------------
                                                          272,976,212
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $2,232,417,711).................                1,878,003,171
                                                       --------------
SHORT TERM INVESTMENTS -- 4.7%
MONEY MARKET FUNDS -- 4.7%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  86,879,493       86,879,493
AIM Prime Money Market Fund.............   1,669,940        1,669,940
                                                       --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $88,549,433)....................                   88,549,433
                                                       --------------
TOTAL INVESTMENTS -- 104.3% (E)
  (Cost $2,320,967,144).................                1,966,552,604
OTHER ASSETS AND
  LIABILITIES -- (4.3)%.................                  (81,191,330)
                                                       --------------
NET ASSETS -- 100.0%....................               $1,885,361,274
                                                       ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
ENERGY EQUIPMENT & SERVICES -- 20.4%
Baker Hughes, Inc. (a)..................    1,900,907   $   81,092,693
BJ Services Co. (a).....................    2,614,003       50,790,078
Cameron International Corp. (a)(b)......    1,629,452       61,625,875
Diamond Offshore Drilling, Inc. (a).....      529,777       50,604,299
ENSCO International, Inc. (a)...........    1,150,832       48,956,393
FMC Technologies, Inc. (a)(b)...........    1,019,672       53,267,665
Halliburton Co. ........................    5,000,054      135,601,464
Nabors Industries, Ltd. (a)(b)..........    2,417,994       50,536,075
National-Oilwell Varco, Inc.(b).........    2,456,533      105,950,268
Rowan Cos., Inc. (a)....................    1,428,414       32,953,511
Schlumberger, Ltd. .....................    5,785,117      344,792,973
Smith International, Inc. (a)...........    1,681,715       48,265,221
                                                        --------------
                                                         1,064,436,515
                                                        --------------
OIL, GAS & CONSUMABLE FUELS -- 79.4%
Anadarko Petroleum Corp. ...............    2,648,201      166,121,649
Apache Corp. ...........................    1,791,531      164,516,292
Cabot Oil & Gas Corp. (a)...............    1,040,316       37,191,297
Chesapeake Energy Corp. (a).............    3,956,155      112,354,802
Chevron Corp. ..........................    9,480,224      667,692,176
ConocoPhillips..........................    5,072,236      229,062,178
CONSOL Energy, Inc. (a).................    1,341,950       60,535,364
Denbury Resources, Inc. (a)(b)..........    2,324,958       35,176,615
Devon Energy Corp. .....................    2,371,402      159,666,497
El Paso Corp. ..........................    5,135,659       53,000,001
EOG Resources, Inc. ....................    1,420,616      118,635,642
Exxon Mobil Corp. ......................   15,008,586    1,029,739,085
Hess Corp. .............................    1,671,080       89,335,937
Marathon Oil Corp. .....................    3,846,162      122,692,568
Massey Energy Co. (a)...................    1,277,138       35,619,379
Murphy Oil Corp. (a)....................    1,198,725       69,010,598
Noble Energy, Inc. .....................    1,093,613       72,134,713
Occidental Petroleum Corp. .............    3,275,736      256,817,702
Peabody Energy Corp. ...................    1,805,877       67,214,742
Pioneer Natural Resources Co. (a).......    1,197,729       43,465,585
Range Resources Corp. (a)...............    1,141,973       56,367,787
Southwestern Energy Co. (a)(b)..........    2,038,223       86,991,358
Spectra Energy Corp. ...................    4,012,338       75,993,682
Sunoco, Inc. (a)........................    1,288,668       36,662,605
Tesoro Corp. (a)........................    2,031,625       30,433,743
Valero Energy Corp. ....................    3,615,985       70,113,949
Williams Cos., Inc. ....................    3,805,756       68,008,860
XTO Energy, Inc. .......................    3,136,879      129,615,840
                                                        --------------
                                                         4,144,170,646
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $6,616,714,210).................                 5,208,607,161
                                                        --------------
SHORT TERM INVESTMENTS -- 6.1%
MONEY MARKET FUNDS -- 6.1%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  310,861,493      310,861,493
AIM Prime Money Market Fund.............    7,975,969        7,975,969
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $318,837,462)....                   318,837,462
                                                        --------------
TOTAL INVESTMENTS -- 105.9% (E)
  (Cost $6,935,551,672).................                 5,527,444,623
OTHER ASSETS AND LIABILITIES -- (5.9)%..                  (308,447,038)
                                                        --------------
NET ASSETS -- 100.0%....................                $5,218,997,585
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 20.1%
Ameriprise Financial, Inc. .............    1,343,085   $   48,794,278
Bank of New York Mellon Corp. ..........    6,334,717      183,643,446
Charles Schwab Corp. (a)................    5,013,299       96,004,676
E*TRADE Financial Corp. (a)(b)..........    4,905,204        8,584,107
Federated Investors, Inc. (Class B)(a)..      465,864       12,284,834
Franklin Resources, Inc. ...............      788,446       79,317,668
Goldman Sachs Group, Inc. ..............    2,692,357      496,336,013
Invesco Ltd. ...........................    2,191,305       49,874,102
Janus Capital Group, Inc. (a)...........      958,138       13,586,397
Legg Mason, Inc. (a)....................      854,812       26,524,816
Morgan Stanley..........................    7,158,049      221,040,553
Northern Trust Corp. ...................    1,271,389       73,943,984
State Street Corp.(c)...................    2,604,266      136,984,391
T. Rowe Price Group, Inc. (a)...........    1,348,917       61,645,507
                                                        --------------
                                                         1,508,564,772
                                                        --------------
COMMERCIAL BANKS -- 18.8%
BB&T Corp. (a)..........................    3,589,679       97,782,856
Comerica, Inc. (a)......................      795,441       23,600,734
Fifth Third Bancorp(a)..................    4,186,181       42,406,014
First Horizon National Corp. (a)(b).....    1,150,750       15,224,427
Huntington Bancshares, Inc. (a).........    3,498,918       16,479,904
KeyCorp.................................    4,627,363       30,077,860
M & T Bank Corp. (a)....................      434,469       27,076,108
Marshall & Ilsley Corp. (a).............    1,939,115       15,648,658
PNC Financial Services Group, Inc. .....    2,430,048      118,076,032
Regions Financial Corp. (a).............    6,258,073       38,862,633
SunTrust Banks, Inc. (a)................    2,627,232       59,244,082
U.S. Bancorp............................   10,069,330      220,115,554
Wells Fargo & Co. ......................   24,602,685      693,303,663
Zions Bancorp(a)........................      665,359       11,956,501
                                                        --------------
                                                         1,409,855,026
                                                        --------------
CONSUMER FINANCE -- 4.9%
American Express Co. ...................    6,262,929      212,313,293
Capital One Financial Corp. ............    2,396,150       85,614,440
Discover Financial Services (a).........    2,819,845       45,766,084
SLM Corp. (a)(b)........................    2,461,182       21,461,507
                                                        --------------
                                                           365,155,324
                                                        --------------
DIVERSIFIED FINANCIAL SERVICES -- 30.1%
Bank of America Corp. ..................   45,562,891      770,924,116
Citigroup, Inc. ........................   68,683,845      332,429,810
CME Group, Inc. ........................      349,845      107,818,730
IntercontinentalExchange, Inc. (a)(b)...      385,341       37,451,292
JPMorgan Chase & Co. ...................   20,710,546      907,536,126
Leucadia National Corp. (a)(b)..........    1,001,177       24,749,095
Moody's Corp. (a).......................    1,033,059       21,136,387
Nasdaq OMX Group, Inc. (b)..............      747,584       15,736,643
NYSE Euronext (a).......................    1,369,415       39,562,399
                                                        --------------
                                                         2,257,344,598
                                                        --------------
INSURANCE -- 17.5%
AFLAC, Inc. ............................    2,462,217      105,235,155
Allstate Corp. .........................    2,824,983       86,500,979
American International Group,
  Inc. (a)(b)...........................      708,848       31,267,285
Aon Corp. ..............................    1,445,158       58,803,479
Assurant, Inc. .........................      620,610       19,896,757
Chubb Corp. ............................    1,842,792       92,895,145
Cincinnati Financial Corp. (a)..........      856,056       22,248,895
Genworth Financial, Inc. (Class A)......    2,534,557       30,287,956
Hartford Financial Services Group,
  Inc. (a)..............................    2,023,816       53,631,124
Lincoln National Corp. .................    1,591,070       41,224,624
Loews Corp. ............................    1,915,680       65,612,040
Marsh & McLennan Cos., Inc. (a).........    2,758,825       68,225,742
MBIA, Inc. (a)(b).......................      833,628        6,468,953
MetLife, Inc. ..........................    4,311,393      164,134,732
Principal Financial Group, Inc. (a).....    1,679,799       46,009,695
Progressive Corp. (a)(b)................    3,573,962       59,256,290
Prudential Financial, Inc. .............    2,438,374      121,699,246
The Travelers Cos., Inc. ...............    2,990,057      147,200,506
Torchmark Corp. (a).....................      435,680       18,921,582
Unum Group (a)..........................    1,744,461       37,401,244
XL Capital, Ltd. (Class A) (a)..........    1,801,136       31,447,835
                                                        --------------
                                                         1,308,369,264
                                                        --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.5%
Apartment Investment & Management Co.
  (Class A) (a).........................      616,186        9,088,744
AvalonBay Communities, Inc. (a).........      421,018       30,620,639
Boston Properties, Inc. (a).............      729,487       47,817,873
Equity Residential Properties
  Trust (a).............................    1,443,023       44,300,806
HCP, Inc. (a)...........................    1,543,703       44,366,024
Health Care REIT, Inc. .................      630,922       26,258,974
Host Hotels & Resorts, Inc. (a).........    3,178,426       37,410,074
Kimco Realty Corp. (a)..................    1,982,410       25,850,626
Plum Creek Timber Co., Inc. (a).........      856,766       26,251,310
ProLogis (a)............................    2,330,631       27,781,122
Public Storage, Inc. (a)................      714,269       53,741,600
Simon Property Group, Inc. .............    1,490,780      103,504,855
Ventas, Inc. (a)........................      824,060       31,726,310
Vornado Realty Trust(a).................      822,298       52,964,214
                                                        --------------
                                                           561,683,171
                                                        --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
CB Richard Ellis Group, Inc. (Class
  A) (a)(b).............................    1,263,808       14,837,106
                                                        --------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
Hudson City Bancorp, Inc. (a)...........    2,489,559       32,737,701
People's United Financial, Inc. (a).....    1,833,713       28,532,574
                                                        --------------
                                                            61,270,275
                                                        --------------
TOTAL COMMON STOCKS --  (Cost
  $6,394,189,490).......................                 7,487,079,536
                                                        --------------


See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
SHORT TERM INVESTMENTS -- 6.4%
MONEY MARKET FUNDS -- 6.4%
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  473,816,676   $  473,816,676
AIM Prime Money Market Fund.............    8,833,345        8,833,345
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $482,650,021)....                   482,650,021
                                                        --------------
TOTAL INVESTMENTS -- 106.3% (F) (Cost
  $6,876,839,511).......................                 7,969,729,557
OTHER ASSETS AND LIABILITIES -- (6.3)%..                  (475,616,952)
                                                        --------------
NET ASSETS -- 100.0%....................                $7,494,112,605
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Issuer. (Note 3)
(d)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)  Investments of cash collateral for securities loaned.
(f) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.8%
BIOTECHNOLOGY -- 13.4%
Amgen, Inc. (a).........................   1,638,333   $   98,676,797
Biogen Idec, Inc. (a)...................     477,999       24,148,509
Celgene Corp. (a).......................     740,188       41,376,509
Cephalon, Inc. (a)......................     119,220        6,943,373
Genzyme Corp. (a).......................     448,010       25,415,607
Gilead Sciences, Inc. (a)...............   1,459,350       67,976,523
                                                       --------------
                                                          264,537,318
                                                       --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 15.3%
Baxter International, Inc. .............     987,222       56,281,526
Becton, Dickinson & Co. ................     396,581       27,661,525
Boston Scientific Corp. (a).............   2,463,472       26,088,169
C.R. Bard, Inc. ........................     167,974       13,204,436
CareFusion Corp. (a)....................     293,902        6,407,064
DENTSPLY International, Inc. (b)........     240,031        8,290,671
Hospira, Inc. (a).......................     260,015       11,596,669
Intuitive Surgical, Inc. (a)............      61,228       16,057,043
Medtronic, Inc. ........................   1,795,311       66,067,445
St. Jude Medical, Inc. (a)..............     575,723       22,458,954
Stryker Corp. ..........................     459,312       20,866,544
Varian Medical Systems, Inc. (a)(b).....     203,054        8,554,665
Zimmer Holdings, Inc. (a)...............     353,341       18,886,076
                                                       --------------
                                                          302,420,787
                                                       --------------
HEALTH CARE PROVIDERS & SERVICES -- 15.6%
Aetna, Inc. ............................     724,361       20,158,967
AmerisourceBergen Corp. ................     498,385       11,153,856
Cardinal Health, Inc. ..................     587,749       15,751,673
CIGNA Corp. ............................     457,205       12,842,888
Coventry Health Care, Inc. (a)..........     240,459        4,799,562
DaVita, Inc. (a)........................     167,818        9,505,212
Express Scripts, Inc. (a)...............     465,915       36,145,686
Humana, Inc. (a)........................     295,184       11,010,363
Laboratory Corp. of America
  Holdings (a)..........................     175,001       11,497,566
McKesson Corp. .........................     442,890       26,374,099
Medco Health Solutions, Inc. (a)........     786,960       43,526,758
Patterson Cos., Inc. (a)(b).............     148,177        4,037,823
Quest Diagnostics, Inc. ................     260,660       13,603,845
Tenet Healthcare Corp. (a)..............     701,462        4,124,597
UnitedHealth Group, Inc. ...............   1,893,397       47,410,661
WellPoint, Inc. (a).....................     787,784       37,309,450
                                                       --------------
                                                          309,253,006
                                                       --------------
HEALTH CARE TECHNOLOGY -- 0.2%
IMS Health, Inc. .......................     306,733        4,708,352
                                                       --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.1%
Life Technologies Corp. (a).............     282,955       13,171,555
Millipore Corp. (a).....................     101,394        7,131,040
PerkinElmer, Inc. ......................     188,889        3,634,225
Thermo Fisher Scientific, Inc. (a)......     659,496       28,800,190
Waters Corp. (a)........................     154,220        8,614,729
                                                       --------------
                                                           61,351,739
                                                       --------------
PHARMACEUTICALS -- 52.2%
Abbott Laboratories.....................   2,114,523      104,605,453
Allergan, Inc. .........................     510,134       28,955,206
Bristol-Myers Squibb Co. ...............   3,212,869       72,353,810
Eli Lilly & Co. ........................   1,631,625       53,892,574
Forest Laboratories, Inc. (a)...........     492,826       14,508,797
Johnson & Johnson.......................   4,446,886      270,770,889
King Pharmaceuticals, Inc. (a)(b).......     430,650        4,638,100
Merck & Co., Inc. (b)...................   3,402,969      107,635,909
Mylan, Inc. (a)(b)......................     491,909        7,875,463
Pfizer, Inc. (b)........................  10,890,843      180,243,452
Schering-Plough Corp. ..................   2,666,651       75,332,891
Watson Pharmaceuticals, Inc. (a)(b).....     179,352        6,571,457
Wyeth...................................   2,164,718      105,162,000
                                                       --------------
                                                        1,032,546,001
                                                       --------------
TOTAL COMMON STOCKS --  (Cost
  $2,563,316,325).......................                1,974,817,203
                                                       --------------
SHORT TERM INVESTMENTS -- 4.2%
MONEY MARKET FUNDS -- 4.2%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  80,978,300       80,978,300
AIM Prime Money Market Fund.............   2,602,088        2,602,088
                                                       --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $83,580,388).....                   83,580,388
                                                       --------------
TOTAL INVESTMENTS -- 104.0% (E)
  (Cost $2,646,896,713).................                2,058,397,591
OTHER ASSETS AND LIABILITIES -- (4.0)%..                  (78,805,321)
                                                       --------------
NET ASSETS -- 100.0%....................               $1,979,592,270
                                                       ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 28.0%
Boeing Co. .............................    1,533,289   $   83,027,599
General Dynamics Corp. .................      847,002       54,716,329
Goodrich Corp. (a)......................      385,371       20,941,060
Honeywell International, Inc. ..........    1,601,480       59,494,982
ITT Corp. (a)...........................      448,812       23,405,546
L-3 Communications Holdings, Inc. ......      235,374       18,905,240
Lockheed Martin Corp. ..................      692,196       54,046,664
Northrop Grumman Corp. .................      695,663       36,000,560
Precision Castparts Corp. ..............      283,124       28,841,842
Raytheon Co. ...........................      862,163       41,357,959
Rockwell Collins, Inc. (a)..............      411,614       20,909,991
United Technologies Corp. ..............    1,976,632      120,436,188
                                                        --------------
                                                           562,083,960
                                                        --------------
AIR FREIGHT & LOGISTICS -- 10.0%
C.H. Robinson Worldwide, Inc. (a).......      340,428       19,659,717
Expeditors International of Washington,
  Inc. (a)..............................      428,404       15,058,400
FedEx Corp. ............................      677,404       50,954,329
United Parcel Service, Inc. (Class
  B) (a)................................    2,046,617      115,572,462
                                                        --------------
                                                           201,244,908
                                                        --------------
AIRLINES -- 0.8%
Southwest Airlines Co. .................    1,648,313       15,823,805
                                                        --------------
BUILDING PRODUCTS -- 0.5%
Masco Corp. (a).........................      811,533       10,485,006
                                                        --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.6%
Avery Dennison Corp. (a)................      282,954       10,189,173
Cintas Corp. (a)........................      321,738        9,751,879
Iron Mountain, Inc. (a)(b)..............      365,532        9,745,083
Pitney Bowes, Inc. (a)..................      480,151       11,931,752
R.R. Donnelley & Sons Co. (a)...........      603,623       12,833,025
Republic Services, Inc. (a).............      653,358       17,359,722
Stericycle, Inc. (a)(b).................      172,355        8,350,600
Waste Management, Inc. .................    1,085,980       32,383,924
                                                        --------------
                                                           112,545,158
                                                        --------------
CONSTRUCTION & ENGINEERING -- 2.4%
Fluor Corp. (a).........................      528,406       26,869,445
Jacobs Engineering Group, Inc. (a)(b)...      250,451       11,508,224
Quanta Services, Inc. (b)...............      399,287        8,836,221
                                                        --------------
                                                            47,213,890
                                                        --------------
ELECTRICAL EQUIPMENT -- 4.0%
Emerson Electric Co. ...................    1,608,382       64,463,951
Rockwell Automation, Inc. (a)...........      372,377       15,863,260
                                                        --------------
                                                            80,327,211
                                                        --------------
INDUSTRIAL CONGLOMERATES -- 18.9%
3M Co. .................................    1,446,457      106,748,527
General Electric Co. ...................   15,898,708      261,056,785
Textron, Inc. (a).......................      680,961       12,924,640
                                                        --------------
                                                           380,729,952
                                                        --------------
MACHINERY -- 16.7%
Caterpillar, Inc. (a)...................    1,338,950       68,728,303
Cummins, Inc. ..........................      751,123       33,657,822
Danaher Corp. ..........................      586,602       39,490,047
Deere & Co. ............................      954,211       40,954,736
Dover Corp. ............................      454,890       17,631,536
Eaton Corp. ............................      408,908       23,140,104
Flowserve Corp. (a).....................      113,745       11,208,432
Illinois Tool Works, Inc. (a)...........      826,938       35,318,522
PACCAR, Inc. (a)........................      853,849       32,198,646
Pall Corp. .............................      350,547       11,315,657
Parker-Hannifin Corp. ..................      408,855       21,195,043
                                                        --------------
                                                           334,838,848
                                                        --------------
PROFESSIONAL SERVICES -- 1.8%
Dun & Bradstreet Corp. .................      106,583        8,027,832
Equifax, Inc. ..........................      348,630       10,159,078
Monster Worldwide, Inc. (a)(b)..........      416,437        7,279,319
Robert Half International, Inc. (a).....      433,821       10,854,201
                                                        --------------
                                                            36,320,430
                                                        --------------
ROAD & RAIL -- 9.8%
Burlington Northern Santa Fe Corp. .....      594,846       47,486,556
CSX Corp. ..............................      954,699       39,963,700
Norfolk Southern Corp. .................      871,814       37,583,902
Ryder System, Inc. (a)..................      205,968        8,045,110
Union Pacific Corp. ....................    1,109,247       64,724,562
                                                        --------------
                                                           197,803,830
                                                        --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
Fastenal Co. (a)........................      266,062       10,296,600
W.W. Grainger, Inc. (a).................      165,556       14,794,084
                                                        --------------
                                                            25,090,684
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $2,542,753,909).................                 2,004,507,682
                                                        --------------
SHORT TERM INVESTMENTS -- 8.7%
MONEY MARKET FUNDS -- 8.7%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  172,600,987      172,600,987
AIM Prime Money Market Fund.............    3,018,256        3,018,256
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $175,619,243)....                   175,619,243
                                                        --------------
TOTAL INVESTMENTS -- 108.4% (E)
  (Cost $2,718,373,152).................                 2,180,126,925
OTHER ASSETS AND LIABILITIES -- (8.4)%..                  (169,834,190)
                                                        --------------
NET ASSETS -- 100.0%....................                $2,010,292,735
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
CHEMICALS -- 58.0%
Air Products & Chemicals, Inc. .........    1,014,001   $   78,666,198
Airgas, Inc. ...........................      463,461       22,417,609
CF Industries Holdings, Inc. ...........      274,639       23,682,121
Dow Chemical Co. .......................    6,029,407      157,186,640
Du Pont (E.I.) de Nemours & Co. ........    4,763,976      153,114,189
Eastman Chemical Co. (a)................      412,293       22,074,167
Ecolab, Inc. ...........................    1,283,262       59,325,202
FMC Corp. ..............................      410,784       23,106,600
International Flavors & Fragrances,
  Inc. (a)..............................      459,742       17,438,014
Monsanto Co. ...........................    2,878,173      222,770,590
PPG Industries, Inc. (a)................      897,485       52,242,602
Praxair, Inc. ..........................    1,617,553      132,137,904
Sigma-Aldrich Corp. (a).................      673,104       36,334,154
                                                        --------------
                                                         1,000,495,990
                                                        --------------
CONSTRUCTION MATERIALS -- 2.2%
Vulcan Materials Co. (a)................      689,177       37,263,800
                                                        --------------
CONTAINERS & PACKAGING -- 6.6%
Ball Corp. (a)..........................      528,186       25,986,751
Bemis Co., Inc. ........................      628,912       16,295,110
Owens-Illinois, Inc. (b)................      929,561       34,300,801
Pactiv Corp. (b)........................      755,774       19,687,913
Sealed Air Corp. .......................      919,187       18,043,641
                                                        --------------
                                                           114,314,216
                                                        --------------
METALS & MINING -- 26.3%
AK Steel Holding Corp. (a)..............      655,252       12,928,122
Alcoa, Inc. (a).........................    5,262,159       69,039,526
Allegheny Technologies, Inc. (a)........      563,404       19,713,506
Freeport-McMoRan Copper & Gold, Inc. ...    2,171,058      148,956,289
Newmont Mining Corp. (Holding Co.)......    1,866,864       82,179,353
Nucor Corp. ............................    1,693,793       79,625,209
Titanium Metals Corp. (a)...............      619,354        5,939,605
United States Steel Corp. (a)...........      791,965       35,139,487
                                                        --------------
                                                           453,521,097
                                                        --------------
PAPER & FOREST PRODUCTS -- 6.7%
International Paper Co. ................    2,355,267       52,357,585
MeadWestvaco Corp. .....................      972,534       21,697,234
Weyerhaeuser Co. (a)....................    1,156,238       42,376,123
                                                        --------------
                                                           116,430,942
                                                        --------------
TOTAL COMMON STOCKS --
  (Cost $1,941,351,241).................                 1,722,026,045
                                                        --------------
SHORT TERM INVESTMENTS -- 6.0%
MONEY MARKET FUNDS -- 6.0%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  101,090,610      101,090,610
AIM Prime Money Market Fund.............    2,328,739        2,328,739
                                                        --------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $103,419,349).........................                   103,419,349
                                                        --------------
TOTAL INVESTMENTS -- 105.8% (E)
  (Cost $2,044,770,590).................                 1,825,445,394
OTHER ASSETS AND LIABILITIES -- (5.8)%..                  (100,391,463)
                                                        --------------
NET ASSETS -- 100.0%....................                $1,725,053,931
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 12.6%
Ciena Corp. (a)(b)......................      224,061   $    3,647,713
Cisco Systems, Inc. (a).................   10,885,121      256,235,748
Harris Corp. ...........................      270,109       10,156,098
JDS Uniphase Corp. (a)..................      525,126        3,733,646
Juniper Networks, Inc. (a)..............    1,019,790       27,554,726
Motorola, Inc. .........................    4,429,684       38,050,986
QUALCOMM, Inc. .........................    3,157,218      142,011,666
Tellabs, Inc. (a).......................      871,447        6,030,413
                                                        --------------
                                                           487,420,996
                                                        --------------
COMPUTERS & PERIPHERALS -- 25.4%
Apple, Inc. (a).........................    1,689,904      313,257,504
Dell, Inc. (a)..........................    3,300,517       50,365,889
EMC Corp. (a)...........................    3,863,949       65,841,691
Hewlett-Packard Co. ....................    3,714,079      175,341,670
International Business Machines Corp. ..    2,472,377      295,721,013
Lexmark International, Inc.
  (Class A)(a)(b).......................      186,366        4,014,324
NetApp, Inc. (a)(b).....................      666,446       17,780,779
QLogic Corp. (a)(b).....................      271,378        4,667,702
SanDisk Corp. (a)(b)....................      465,898       10,109,987
Sun Microsystems, Inc. (a)..............    1,535,651       13,959,068
Teradata Corp. (a)......................      354,378        9,752,482
Western Digital Corp. (a)...............      448,396       16,379,906
                                                        --------------
                                                           977,192,015
                                                        --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 13.2%
AT&T, Inc. .............................   11,134,465      300,741,900
CenturyTel, Inc. .......................      583,791       19,615,377
Frontier Communications Corp. (b).......      729,961        5,503,906
Qwest Communications International,
  Inc. (b)..............................    3,059,459       11,656,539
Verizon Communications, Inc. ...........    5,388,271      163,102,963
Windstream Corp. (b)....................      912,251        9,241,103
                                                        --------------
                                                           509,861,788
                                                        --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.6%
Agilent Technologies, Inc. (a)(b).......      681,183       18,957,323
Amphenol Corp. (Class A)................      346,289       13,048,169
Corning, Inc. ..........................    2,997,976       45,899,013
FLIR Systems, Inc. (a)(b)...............      317,786        8,888,474
Jabil Circuit, Inc. ....................      415,429        5,570,903
Molex, Inc. (b).........................      297,907        6,220,298
                                                        --------------
                                                            98,584,180
                                                        --------------
INTERNET SOFTWARE & SERVICES -- 8.7%
Akamai Technologies, Inc. (a)(b)........      376,625        7,411,980
eBay, Inc. (a)..........................    2,152,553       50,821,776
Google, Inc. (Class A)(a)...............      454,093      225,162,014
VeriSign, Inc. (a)(b)...................      400,925        9,497,913
Yahoo!, Inc. (a)(b).....................    2,299,676       40,957,230
                                                        --------------
                                                           333,850,913
                                                        --------------
IT SERVICES -- 5.3%
Affiliated Computer Services, Inc.
  (Class A) (a).........................      200,298       10,850,143
Automatic Data Processing, Inc. (b).....      972,086       38,202,980
Cognizant Technology Solutions Corp.
  (Class A)(a)..........................      574,646       22,215,814
Computer Sciences Corp. (a).............      302,113       15,924,376
Convergys Corp. (a).....................      314,145        3,122,601
Fidelity National Information Services,
  Inc. (b)..............................      395,123       10,079,588
Fiserv, Inc. (a)(b).....................      308,643       14,876,593
MasterCard, Inc. (Class A)(b)...........      185,065       37,410,890
Paychex, Inc. (b).......................      641,687       18,641,007
Total System Services, Inc. (b).........      424,561        6,839,678
Western Union Co. ......................    1,366,293       25,850,263
                                                        --------------
                                                           204,013,933
                                                        --------------
OFFICE ELECTRONICS -- 0.3%
Xerox Corp. ............................    1,750,161       13,546,246
                                                        --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 11.4%
Advanced Micro Devices, Inc. (a)(b).....    1,199,393        6,788,564
Altera Corp. (b)........................      596,658       12,237,456
Analog Devices, Inc. ...................      580,354       16,006,163
Applied Materials, Inc. (b).............    2,579,532       34,565,729
Broadcom Corp. (Class A)(a).............      842,330       25,851,108
Intel Corp. ............................    9,016,185      176,446,740
KLA-Tencor Corp. (b)....................      345,661       12,395,403
Linear Technology Corp. (b).............      450,149       12,437,617
LSI Logic Corp. (a)(b)..................    1,378,815        7,569,694
MEMC Electronic Materials, Inc. (a)(b)..      476,617        7,926,141
Microchip Technology, Inc. (b)..........      377,326        9,999,139
Micron Technology, Inc. (a)(b)..........    1,695,108       13,899,886
National Semiconductor Corp. ...........      499,055        7,121,515
Novellus Systems, Inc. (a)..............      224,626        4,712,654
NVIDIA Corp. (a)(b).....................    1,090,854       16,395,536
Teradyne, Inc. (a)(b)...................      418,057        3,867,027
Texas Instruments, Inc. ................    2,415,199       57,216,064
Xilinx, Inc. (b)........................      557,257       13,050,959
                                                        --------------
                                                           438,487,395
                                                        --------------
SOFTWARE -- 18.8%
Adobe Systems, Inc. (a).................    1,016,132       33,573,001
Autodesk, Inc. (a)......................      468,725       11,155,655
BMC Software, Inc. (a)..................      373,899       14,032,429
CA, Inc. ...............................      789,437       17,359,720
Citrix Systems, Inc. (a)(b).............      367,024       14,398,351
Compuware Corp. (a).....................      575,371        4,217,469
Electronic Arts, Inc. (a)(b)............      663,262       12,635,141
Intuit, Inc. (a)(b).....................      640,052       18,241,482
McAfee, Inc. (a)........................      316,464       13,857,959
Microsoft Corp. ........................   14,623,593      378,604,823
Novell, Inc. (a)........................      871,982        3,932,639
Oracle Corp. ...........................    7,405,583      154,332,350
Red Hat, Inc. (a).......................      387,101       10,699,472
Salesforce.com, Inc. (a)(b).............      220,514       12,553,862
Symantec Corp. (a)......................    1,596,091       26,287,619
                                                        --------------
                                                           725,881,972
                                                        --------------


See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
WIRELESS TELECOMMUNICATION SERVICES -- 1.5%
American Tower Corp. (Class A) (a)......      772,377   $   28,114,523
MetroPCS Communications, Inc. (a)(b)....      584,626        5,472,099
Sprint Nextel Corp. (a).................    5,685,597       22,458,108
                                                        --------------
                                                            56,044,730
                                                        --------------
TOTAL COMMON STOCKS --  (Cost
  $4,302,580,253).......................                 3,844,884,168
                                                        --------------
SHORT TERM INVESTMENTS -- 5.1%
MONEY MARKET FUNDS -- 5.1%
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  184,918,587      184,918,587
AIM Prime Money Market Fund.............   11,635,579       11,635,579
                                                        --------------
TOTAL SHORT TERM
  INVESTMENTS -- (Cost $196,554,166)....                   196,554,166
                                                        --------------
TOTAL INVESTMENTS -- 104.9% (E)
  (Cost $4,499,134,419).................                 4,041,438,334
OTHER ASSETS AND LIABILITIES -- (4.9)%..                  (187,272,868)
                                                        --------------
NET ASSETS -- 100.0%....................                $3,854,165,466
                                                        ==============





(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at September 30, 2009.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                         SHARES          VALUE
--------------------                         ------          -----
COMMON STOCKS -- 99.5%
ELECTRIC UTILITIES -- 55.2%
Allegheny Energy, Inc. (a)..............    1,206,815   $   32,004,734
American Electric Power Co., Inc. ......    3,382,087      104,810,876
Duke Energy Corp. ......................    8,442,075      132,878,261
Edison International(a).................    2,310,778       77,595,925
Entergy Corp. ..........................    1,382,644      110,417,950
Exelon Corp. ...........................    4,653,585      230,910,888
FirstEnergy Corp. ......................    2,152,420       98,408,642
FPL Group, Inc. ........................    2,905,028      160,444,696
Northeast Utilities.....................    1,237,519       29,378,701
Pepco Holdings, Inc. (a)................    1,581,151       23,527,527
Pinnacle West Capital Corp. (a).........      731,141       23,996,048
PPL Corp. ..............................    2,668,829       80,972,272
Progress Energy, Inc. (a)...............    1,985,307       77,546,091
Southern Co. (a)........................    5,614,934      177,824,960
                                                        --------------
                                                         1,360,717,571
                                                        --------------
GAS UTILITIES -- 4.0%
EQT Corp. (a)...........................      924,271       39,373,944
Nicor, Inc. (a).........................      333,852       12,215,645
Questar Corp. (a).......................    1,238,118       46,503,712
                                                        --------------
                                                            98,093,301
                                                        --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 5.1%
AES Corp. (b)...........................    4,737,421       70,208,579
Constellation Energy Group, Inc. .......    1,423,118       46,066,330
Dynegy, Inc. (Class A)(b)...............    3,641,737        9,286,429
                                                        --------------
                                                           125,561,338
                                                        --------------
MULTI-UTILITIES -- 35.2%
Ameren Corp. (a)........................    1,661,370       41,999,434
CenterPoint Energy, Inc. ...............    2,760,028       34,307,148
CMS Energy Corp. (a)....................    1,655,591       22,184,919
Consolidated Edison, Inc. (a)...........    1,954,882       80,032,869
Dominion Resources, Inc. (a)............    4,200,699      144,924,115
DTE Energy Co. (a)......................    1,173,413       41,233,733
Integrys Energy Group, Inc. (a).........      549,736       19,730,025
NiSource, Inc. (a)......................    1,974,358       27,423,833
PG&E Corp. .............................    2,630,100      106,492,749
Public Service Enterprise Group, Inc. ..    3,572,804      112,328,958
SCANA Corp. (a).........................      783,662       27,349,804
Sempra Energy...........................    1,741,212       86,729,770
TECO Energy, Inc. (a)...................    1,534,154       21,600,888
Wisconsin Energy Corp. (a)..............      825,522       37,288,829
Xcel Energy, Inc. (a)...................    3,245,662       62,446,537
                                                        --------------
                                                           866,073,611
                                                        --------------
TOTAL COMMON STOCKS --  (Cost
  $3,106,175,272).......................                 2,450,445,821
                                                        --------------
SHORT TERM INVESTMENTS -- 6.8%
MONEY MARKET FUNDS -- 6.8%
State Street Navigator Securities
  Lending Prime Portfolio(c)(d).........  160,132,319      160,132,319
AIM Prime Money Market Fund.............    7,497,615        7,497,615
                                                        --------------
TOTAL SHORT TERM INVESTMENTS -- (Cost
  $167,629,934).........................                   167,629,934
                                                        --------------
TOTAL INVESTMENTS -- 106.3% (E)
  (Cost $3,273,805,206).................                 2,618,075,755
OTHER ASSETS AND LIABILITIES -- (6.3)%..                  (155,350,978)
                                                        --------------
NET ASSETS -- 100.0%....................                $2,462,724,777
                                                        ==============





(a)  Security, or portion thereof, was on loan at September 30, 2009.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)  Investments of cash collateral for securities loaned.
(e) Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (Note 2)




See accompanying notes to financial statements.

                      (This page intentionally left blank)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                           THE CONSUMER
                                          DISCRETIONARY    THE CONSUMER     THE ENERGY    THE FINANCIAL
                                              SELECT      STAPLES SELECT      SELECT          SELECT
                                           SECTOR SPDR     SECTOR SPDR     SECTOR SPDR     SECTOR SPDR
                                               FUND            FUND            FUND            FUND
                                         --------------- --------------- --------------- ---------------
ASSETS
  Investments in unaffiliated issuers,
     at value* (Note 2).................  $1,267,536,607  $1,879,673,111 $ 5,216,583,130  $7,358,928,490
  Investments in affiliated issuers, at
     value (Note 2 and Note 3)..........     173,717,058      86,879,493     310,861,493     610,801,067
                                          --------------  -------------- ------ --------  --------------
     Total investments..................   1,441,253,665   1,966,552,604   5,527,444,623   7,969,729,557
  Cash..................................              --              --         184,380              --
  Receivable for investments sold.......              --              --              --              --
  Receivable for income related to
     Select Sector SPDR shares in-kind
     transactions.......................           1,203              --              --             598
  Dividends receivable -- unaffiliated
     issuers (Note 2)...................       1,197,236       6,423,511       3,952,667       5,617,166
  Dividends receivable -- affiliated
     issuers (Note 2)...................              --              --              --          26,339
  Prepaid expenses......................           4,274          13,643          30,209          25,142
                                          --------------  -------------- ------ --------  --------------
       TOTAL ASSETS.....................   1,442,456,378   1,972,989,758   5,531,611,879   7,975,398,802
                                          --------------  -------------- ------ --------  --------------

LIABILITIES
  Payable upon return of securities
     loaned.............................     173,717,058      86,879,493     310,861,493     473,816,676
  Payable for investments purchased.....              --              --              --       4,947,952
  Payable for income related to Select
     Sector SPDR shares in-kind
     transactions.......................              --          47,343           8,772              --
  Accrued distribution fees (Note 3)....         142,877         174,876         443,104         546,587
  Accrued advisory fees (Note 3)........          47,224          67,696         204,949         271,815
  Accrued administration, custodian and
     transfer agent fees (Note 3).......          36,120          46,469         143,559         212,125
  Accrued trustees' fees (Note 3).......           1,338           3,253           7,291          10,012
  Accrued expenses and other
     liabilities........................         216,879         409,354         945,126       1,481,030
                                          --------------  -------------- ------ --------  --------------
       TOTAL LIABILITIES................     174,161,496      87,628,484     312,614,294     481,286,197
                                          --------------  -------------- ------ --------  --------------
       NET ASSETS.......................  $1,268,294,882  $1,885,361,274 $ 5,218,997,585  $7,494,112,605
                                          ==============  ============== ====== ========  ==============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............  $1,601,290,390  $2,344,756,273 $ 7,829,791,825  $7,025,542,106
  Undistributed (distributions in excess
     of) net investment income..........       2,179,434       6,091,070       4,883,349             (21)
  Accumulated net realized gain (loss)
     on investments.....................    (100,303,506)   (111,071,529) (1,207,570,540)   (624,319,526)
  Net unrealized appreciation
     (depreciation) on investments......    (234,871,436)   (354,414,540) (1,408,107,049)  1,092,890,046
                                          --------------  -------------- ------ --------  --------------
       NET ASSETS.......................  $1,268,294,882  $1,885,361,274 $ 5,218,997,585  $7,494,112,605
                                          ==============  ============== ====== ========  ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR
     share..............................  $        27.48  $        25.49 $         53.96  $        14.94
                                          ==============  ============== ====== ========  ==============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......      46,153,252      73,971,809      96,724,200     501,545,427
                                          ==============  ============== ====== ========  ==============
COST OF INVESTMENTS:
  Unaffiliated issuers..................  $1,502,408,043  $2,234,087,651 $ 6,624,690,179  $6,276,701,264
  Affiliated issuers (Note 3)...........     173,717,058      86,879,493     310,861,493     600,138,247
                                          --------------  -------------- ------ --------  --------------
  Total cost of investments.............  $1,676,125,101  $2,320,967,144 $ 6,935,551,672  $6,876,839,511
                                          ==============  ============== ====== ========  ==============





 *   Includes $168,401,030, $84,558,965, $302,697,702, $458,082,415, $78,356,676,
     $167,819,552, $97,496,955, $180,899,173 and $154,744,216, respectively, of investments in securities on loan, at value.




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

THE HEALTH CARE  THE INDUSTRIAL  THE MATERIALS   THE TECHNOLOGY  THE UTILITIES
     SELECT         SELECT          SELECT          SELECT          SELECT
  SECTOR SPDR     SECTOR SPDR     SECTOR SPDR     SECTOR SPDR     SECTOR SPDR
      FUND            FUND            FUND            FUND            FUND
--------------- --------------- --------------- --------------- ---------------
 $1,977,419,291  $2,007,525,938  $1,724,354,784 $ 3,856,519,747  $2,457,943,436
     80,978,300     172,600,987     101,090,610     184,918,587     160,132,319
 --------------  --------------  -------------- ------ --------  --------------
  2,058,397,591   2,180,126,925   1,825,445,394   4,041,438,334   2,618,075,755
             --              --              --              --              --
             --              --      66,280,753      47,550,321              --
             --              --          54,523              --          11,920
      2,791,510       3,399,060       1,984,482       1,187,174       5,547,835
             --              --              --              --              --
         13,545           5,537           5,131          12,251          11,591
 --------------  --------------  -------------- ------ --------  --------------
  2,061,202,646   2,183,531,522   1,893,770,283   4,090,188,080   2,623,647,101
 --------------  --------------  -------------- ------ --------  --------------

     80,978,300     172,600,987     101,090,610     184,918,587     160,132,319
             --              --      67,073,809      49,423,046              --
          6,581          24,153              --          87,676              --
        170,516         177,588         198,629         653,036         255,980
         74,873          71,970          56,762         147,329          84,800
         58,235          54,711          42,622         112,114          58,602
          3,294           1,978           1,714           3,996           3,126
        318,577         307,400         252,206         676,830         387,497
 --------------  --------------  -------------- ------ --------  --------------
     81,610,376     173,238,787     168,716,352     236,022,614     160,922,324
 --------------  --------------  -------------- ------ --------  --------------
  1,979,592,270  $2,010,292,735  $1,725,053,931 $ 3,854,165,466  $2,462,724,777
 ==============  ==============  ============== ====== ========  ==============

 $2,664,587,651  $2,691,850,520  $2,260,781,226 $ 5,434,789,005  $3,276,009,731
      4,474,955       2,215,577       3,665,325              (8)      4,246,499
   (100,971,214)   (145,527,135)   (320,067,424) (1,122,927,446)   (161,802,002)
   (588,499,122)   (538,246,227)   (219,325,196)   (457,696,085)   (655,729,451)
 --------------  --------------  -------------- ------ --------  --------------
 $1,979,592,270  $2,010,292,735  $1,725,053,931 $ 3,854,165,466  $2,462,724,777
 ==============  ==============  ============== ====== ========  ==============

 $        28.72  $        26.39  $        30.96 $         20.84  $        29.31
 ==============  ==============  ============== ====== ========  ==============
     68,915,324      76,176,000      55,723,725     184,905,897      84,024,160
 ==============  ==============  ============== ====== ========  ==============

 $2,565,918,413  $2,545,772,165  $1,943,679,980 $ 4,314,215,832  $3,113,672,887
     80,978,300     172,600,987     101,090,610     184,918,587     160,132,319
 --------------  --------------  -------------- ------ --------  --------------
 $2,646,896,713  $2,718,373,152  $2,044,770,590 $ 4,499,134,419  $3,273,805,206
 ==============  ==============  ============== ====== ========  ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

                                           THE CONSUMER
                                          DISCRETIONARY    THE CONSUMER     THE ENERGY    THE FINANCIAL
                                              SELECT      STAPLES SELECT      SELECT          SELECT
                                           SECTOR SPDR     SECTOR SPDR     SECTOR SPDR     SECTOR SPDR
                                               FUND            FUND            FUND            FUND
                                         --------------- --------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income -- unaffiliated
     issuers (Note 2)...................   $ 17,027,869   $  65,594,953  $    99,432,440 $   180,241,943
  Dividend income -- affiliated issuers
     (Note 2)...........................             --              --               --       1,653,074
  Affiliated securities lending
     income -- net (Note 3 and Note 7)..      1,698,396       1,069,189        1,347,363      17,821,508
                                           ------------   -------------  ------ -------- ------ --------
  TOTAL INVESTMENT INCOME...............     18,726,265      66,664,142      100,779,803     199,716,525
                                           ------------   -------------  ------ -------- ------ --------
EXPENSES
  Distribution fees (Note 3)............        510,071       1,221,819        2,756,518       3,785,043
  License fees (Note 3).................        510,071       1,221,819        2,756,518       3,785,043
  Advisory fees (Note 3)................        386,457         927,789        2,092,287       2,867,435
  Administrator, custodian and transfer
     agent fees (Note 3)................        301,169         718,039        1,616,668       2,219,149
  Printing and postage expenses.........         79,266         225,795          480,944         680,735
  Professional fees.....................         13,439          39,700           81,885         144,232
  Trustees' fees (Note 3)...............         11,486          34,908           72,511         108,853
  SEC registration expenses.............         10,060          26,367           60,083          77,893
  Insurance expense.....................          9,510          28,656           66,410          55,799
  Miscellaneous expenses................          9,423          22,878           46,054          94,002
                                           ------------   -------------  ------ -------- ------ --------
  TOTAL EXPENSES BEFORE WAIVERS.........      1,840,952       4,467,770       10,029,878      13,818,184
                                           ------------   -------------  ------ -------- ------ --------
  Expenses waived by administrator,
     custodian and transfer agent (Note
     3).................................           (399)           (957)          (2,159)         (2,964)
                                           ------------   -------------  ------ -------- ------ --------
  NET EXPENSES..........................      1,840,553       4,466,813       10,027,719      13,815,220
                                           ------------   -------------  ------ -------- ------ --------
  NET INVESTMENT INCOME.................     16,885,712      62,197,329       90,752,084     185,901,305
                                           ------------   -------------  ------ -------- ------ --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment
       transactions -- unaffiliated
       issuers..........................    (19,075,264)   (111,222,944)  (1,232,577,668) (4,645,910,357)
     Investment
       transactions -- affiliated
       issuers (Note 3).................             --              --               --     (61,411,079)
  Net change in unrealized appreciation
     (depreciation) on:
     Investment
       transactions -- unaffiliated
       issuers..........................     37,896,239    (171,336,038)     302,956,641   1,520,536,816
     Investment
       transactions -- affiliated
       issuers (Note 3).................             --              --               --      39,864,331
                                           ------------   -------------  ------ -------- ------ --------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS..............     18,820,975    (282,558,982)    (929,621,027) (3,146,920,289)
                                           ------------   -------------  ------ -------- ------ --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $ 35,706,687   $(220,361,653) $  (838,868,943)$(2,961,018,984)
                                           ============   =============  ====== ======== ====== ========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

THE HEALTH CARE  THE INDUSTRIAL  THE MATERIALS   THE TECHNOLOGY  THE UTILITIES
    SELECT           SELECT          SELECT         SELECT           SELECT
  SECTOR SPDR     SECTOR SPDR     SECTOR SPDR     SECTOR SPDR     SECTOR SPDR
      FUND            FUND            FUND            FUND            FUND
--------------- --------------- --------------- --------------- ---------------
 $  49,382,023   $  38,950,997   $  28,842,627    $ 49,046,389   $  91,710,679
            --              --              --              --              --
       868,371         810,141       1,172,604       1,067,459         990,923
 -------------   -------------   -------------    ------------   -------------
    50,250,394      39,761,138      30,015,231      50,113,848      92,701,602
 -------------   -------------   -------------    ------------   -------------

     1,238,131         755,278         653,022       1,525,973       1,182,341
     1,238,131         755,278         653,022       1,525,973       1,182,341
       941,663         572,219         494,920       1,155,941         897,671
       737,347         444,610         384,563         896,001         694,728
       220,617         124,305         106,359         233,986         202,316
        34,028          18,494          15,299          33,662          30,198
        32,971          18,969          16,172          34,037          29,917
        26,949          17,963          15,098          31,819          25,841
        30,254          15,612          14,094          30,014          27,929
        19,577          13,818          11,745          27,150          18,760
 -------------   -------------   -------------    ------------   -------------
     4,519,668       2,736,546       2,364,294       5,494,556       4,292,042
 -------------   -------------   -------------    ------------   -------------
          (970)           (591)           (511)         (1,195)           (926)
 -------------   -------------   -------------    ------------   -------------
     4,518,698       2,735,955       2,363,783       5,493,361       4,291,116
 -------------   -------------   -------------    ------------   -------------
    45,731,696      37,025,183      27,651,448      44,620,487      88,410,486
 -------------   -------------   -------------    ------------   -------------

   (46,065,598)   (105,442,615)   (254,213,167)     (9,772,185)   (109,078,778)
            --              --              --              --              --
   (73,826,829)    (43,730,154)    197,149,622     336,785,296     (89,546,175)
            --              --              --              --              --
 -------------   -------------   -------------    ------------   -------------
  (119,892,427)   (149,172,769)    (57,063,545)    327,013,111    (198,624,953)
 -------------   -------------   -------------    ------------   -------------
 $ (74,160,731)  $(112,147,586)  $ (29,412,097)   $371,633,598   $(110,214,467)
 =============   =============   =============    ============   =============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                             THE CONSUMER DISCRETIONARY SELECT        THE CONSUMER STAPLES SELECT
                                                     SECTOR SPDR FUND                      SECTOR SPDR FUND
                                            ----------------------------------    ----------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                9/30/09            9/30/08            9/30/09            9/30/08
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income.................    $    16,885,712    $    12,178,543    $    62,197,329    $    50,444,213
  Net realized gain (loss) on investment
     transactions.......................        (19,075,264)       (21,424,042)      (111,222,944)       186,655,905
  Net change in unrealized appreciation
     (depreciation) on investments......         37,896,239       (195,117,564)      (171,336,038)      (274,819,535)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........         35,706,687       (204,363,063)      (220,361,653)       (37,719,417)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Net equalization credits and charges..         (2,438,532)        (2,523,993)        (4,170,778)         1,695,725
                                            ------ --------    ------ --------    ------ --------    ------ --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................        (14,479,675)        (9,667,980)       (55,907,531)       (51,158,165)
                                            ------ --------    ------ --------    ------ --------    ------ --------
FROM SELECT SECTOR SPDR SHARE
  TRANSACTIONS:
  Net proceeds from sale of shares......      5,078,430,059      6,883,206,323      2,574,078,420      4,444,022,556
  Net proceeds from reinvestment of
     distributions......................             26,411             17,777            223,127            129,635
  Cost of shares repurchased............     (4,827,221,189)    (6,402,701,503)    (3,329,529,442)    (3,528,921,348)
  Net income equalization (Note 2)......          2,438,532          2,523,993          4,170,778         (1,695,725)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM SPDR SHARE TRANSACTIONS (NOTE
     4).................................        253,673,813        483,046,590       (751,057,117)       913,535,118
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Net increase (decrease) in net assets
     during period......................        272,462,293        266,491,554     (1,031,497,079)       826,353,261
  Net assets at beginning of period.....        995,832,589        729,341,035      2,916,858,353      2,090,505,092
                                            ------ --------    ------ --------    ------ --------    ------ --------
NET ASSETS END OF PERIOD(1).............    $ 1,268,294,882    $   995,832,589    $ 1,885,361,274    $ 2,916,858,353
                                            ====== ========    ====== ========    ====== ========    ====== ========
SELECT SECTOR SPDR SHARES:
  Shares sold...........................        228,350,000        219,700,000        110,600,000        158,450,000
  Shares issued from reinvestment of
     distributions......................              1,117                571              9,146              4,677
  Shares redeemed.......................       (217,700,000)      (204,050,000)      (143,000,000)      (126,900,000)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE..........................         10,651,117         15,650,571        (32,390,854)        31,554,677
                                            ====== ========    ====== ========    ====== ========    ====== ========
(1) Including undistributed
     (distribution in excess of) net
     investment income..................    $     2,179,434    $     3,374,635    $     6,091,070    $      (198,728)
                                            ====== ========    ====== ========    ====== ========    ====== ========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                       THE FINANCIAL SELECT SECTOR SPDR     THE HEALTH CARE SELECT SECTOR SPDR
THE ENERGY SELECT SECTOR SPDR FUND                   FUND                                  FUND
----------------------------------    ----------------------------------    ----------------------------------
   YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
    9/30/09            9/30/08            9/30/09            9/30/08            9/30/09            9/30/08
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    90,752,084    $    57,367,527    $   185,901,305    $   200,803,073    $    45,731,696    $    39,873,637
 (1,232,577,668)       470,080,898     (4,707,321,436)    (3,010,883,629)       (46,065,598)        72,820,936
    302,956,641     (1,825,768,065)     1,560,401,147       (264,194,267)       (73,826,829)      (467,662,934)
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------
   (838,868,943)    (1,298,319,640)    (2,961,018,984)    (3,074,274,823)       (74,160,731)      (354,968,361)
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------
     (5,088,937)        (8,855,712)           808,159         72,941,113         (3,515,089)          (484,033)
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------

    (85,787,987)       (48,188,499)      (210,886,103)      (273,551,734)       (41,186,592)       (39,420,800)
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------

 18,882,804,628     51,089,925,647     27,170,185,267     69,928,231,222      3,791,933,042      3,638,014,975
        386,110            279,688          1,003,156          2,281,222            128,302            102,813
 (19,357,313,4-     (48,008,463,8-     (28,403,888,8-     (57,515,924,0-
             49)                79)                09)                60)    (4,074,266,255)    (2,941,946,997)
      5,088,937          8,855,712           (808,159)       (72,941,113)         3,515,089            484,033
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------
   (469,033,774)     3,090,597,168     (1,233,508,545)    12,341,647,271       (278,689,822)       696,654,824
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------
 (1,398,779,641)     1,735,233,317     (4,404,605,473)     9,066,761,827       (397,552,234)       301,781,630
  6,617,777,226      4,882,543,909     11,898,718,078      2,831,956,251      2,377,144,504      2,075,362,874
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------
$ 5,218,997,585    $ 6,617,777,226    $ 7,494,112,605    $11,898,718,078    $ 1,979,592,270    $ 2,377,144,504
====== ========    ====== ========    ====== ========    ====== ========    ====== ========    ====== ========

    393,950,000        669,450,000      2,372,300,000      2,787,450,000        148,300,000        110,600,000
          7,732              3,536             75,841             98,321              4,756              3,120
   (400,850,000)      (630,950,000)    (2,463,000,000)    (2,278,000,000)      (157,500,000)       (91,100,000)
------ --------    ------ --------    ------ --------    ------ --------    ------ --------    ------ --------
     (6,892,268)        38,503,536        (90,624,159)       509,548,321         (9,195,244)        19,503,120
====== ========    ====== ========    ====== ========    ====== ========    ====== ========    ====== ========
$     4,883,349    $     9,472,202    $           (21)   $   (85,632,654)   $     4,474,955    $     2,067,391
====== ========    ====== ========    ====== ========    ====== ========    ====== ========    ====== ========


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                             THE INDUSTRIAL SELECT SECTOR SPDR     THE MATERIALS SELECT SECTOR SPDR
                                                           FUND                                  FUND
                                            ----------------------------------    ----------------------------------
                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                9/30/09            9/30/08            9/30/09            9/30/08
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income.................    $    37,025,183    $    29,994,803    $    27,651,448    $    31,931,323
  Net realized gain (loss) on investment
     transactions.......................       (105,442,615)        56,887,818       (254,213,167)        (6,862,101)
  Net change in unrealized appreciation
     (depreciation) on investments......        (43,730,154)      (540,429,288)       197,149,622       (390,733,501)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........       (112,147,586)      (453,546,667)       (29,412,097)      (365,664,279)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Net equalization credits and charges..           (554,626)        (1,962,937)        (2,153,446)        (9,522,491)
                                            ------ --------    ------ --------    ------ --------    ------ --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................        (36,640,271)       (28,112,955)       (26,438,356)       (22,565,609)
                                            ------ --------    ------ --------    ------ --------    ------ --------
FROM SELECT SECTOR SPDR SHARE
  TRANSACTIONS:
  Net proceeds from sale of shares......      5,907,340,331      7,196,090,230      6,077,451,974     14,406,208,982
  Net proceeds from reinvestment of
     distributions......................            185,569            208,451             79,435            150,116
                                                                                                      (14,347,038,3-
  Cost of shares repurchased............     (5,412,283,663)    (7,039,948,131)    (5,692,566,383)                37)
  Net income equalization (Note 2)......            554,626          1,962,937          2,153,446          9,522,491
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM SPDR SHARE TRANSACTIONS (NOTE
     4).................................        495,796,863        158,313,487        387,118,472         68,843,252
                                            ------ --------    ------ --------    ------ --------    ------ --------
  Net increase (decrease) in net assets
     during period......................        346,454,380       (325,309,072)       329,114,573       (328,909,127)
  Net assets at beginning of period.....      1,663,838,355      1,989,147,427      1,395,939,358      1,724,848,485
                                            ------ --------    ------ --------    ------ --------    ------ --------
NET ASSETS END OF PERIOD(1).............    $ 2,010,292,735    $ 1,663,838,355    $ 1,725,053,931    $ 1,395,939,358
                                            ====== ========    ====== ========    ====== ========    ====== ========
SELECT SECTOR SPDR SHARES:
  Shares sold...........................        263,850,000        197,500,000        237,400,000        354,100,000
  Shares issued from reinvestment of
     distributions......................              7,739              5,553              2,982              3,641
  Shares redeemed.......................       (241,950,000)      (191,850,000)      (223,850,000)      (352,850,000)
                                            ------ --------    ------ --------    ------ --------    ------ --------
  NET INCREASE..........................         21,907,739          5,655,553         13,552,982          1,253,641
                                            ====== ========    ====== ========    ====== ========    ====== ========
(1) Including undistributed
     (distribution in excess of) net
     investment income..................    $     2,215,577    $     1,830,665    $     3,665,325    $     9,936,177
                                            ====== ========    ====== ========    ====== ========    ====== ========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 THE TECHNOLOGY SELECT SECTOR SPDR     THE UTILITIES SELECT SECTOR SPDR
               FUND                                  FUND
----------------------------------    ----------------------------------
   YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
    9/30/09            9/30/08            9/30/09            9/30/08
---------------    ---------------    ---------------    ---------------
$    44,620,487    $    31,956,772    $    88,410,486    $    69,220,568
     (9,772,185)       (15,047,964)      (109,078,778)        63,446,143
    336,785,296       (870,248,828)       (89,546,175)      (479,653,914)
------ --------    ------ --------    ------ --------    ------ --------
    371,633,598       (853,340,020)      (110,214,467)      (346,987,203)
------ --------    ------ --------    ------ --------    ------ --------
      2,733,951           (955,973)           993,869         (8,875,769)
------ --------    ------ --------    ------ --------    ------ --------

    (47,388,662)       (31,017,832)       (88,795,203)       (60,075,635)
------ --------    ------ --------    ------ --------    ------ --------

  5,055,086,884      4,391,416,150      3,432,645,740      6,209,453,579
         27,250             12,603            541,927            400,895
 (3,961,935,880)    (3,797,249,856)    (2,989,971,414)    (6,319,023,345)
     (2,733,951)           955,973           (993,869)         8,875,769
------ --------    ------ --------    ------ --------    ------ --------
  1,090,444,303        595,134,870        442,222,384       (100,293,102)
------ --------    ------ --------    ------ --------    ------ --------
  1,417,423,190       (290,178,955)       244,206,583       (516,231,709)
  2,436,742,276      2,726,921,231      2,218,518,194      2,734,749,903
------ --------    ------ --------    ------ --------    ------ --------
$ 3,854,165,466    $ 2,436,742,276    $ 2,462,724,777    $ 2,218,518,194
====== ========    ====== ========    ====== ========    ====== ========

    298,150,000        186,750,000        125,850,000        157,850,000
          1,500                507             18,789              9,867
   (236,100,000)      (164,900,000)      (108,850,000)      (159,400,000)
------ --------    ------ --------    ------ --------    ------ --------
     62,051,500         21,850,507         17,018,789         (1,540,133)
====== ========    ====== ========    ====== ========    ====== ========
$            (8)   $     8,518,184    $     4,246,499    $    11,353,747
====== ========    ====== ========    ====== ========    ====== ========


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------


                                                                  THE CONSUMER DISCRETIONARY
                                                                    SELECT SECTOR SPDR FUND
                                                  ----------------------------------------------------------
                                                     YEAR         YEAR        YEAR        YEAR        YEAR
                                                     ENDED        ENDED       ENDED       ENDED       ENDED
                                                   09/30/09     09/30/08    09/30/07    09/30/06    09/30/05
                                                  ----------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $    28.05    $  36.74    $  34.95    $  32.46    $  31.22
                                                  ----------    --------    --------    --------    --------
Net investment income.........................          0.45(1)     0.46(1)     0.37        0.32(1)     0.27(1)
Net realized and unrealized gain (loss) (2)...         (0.51)      (8.57)       1.80        2.53        1.19
                                                  ----------    --------    --------    --------    --------
Total from investment operations..............         (0.06)      (8.11)       2.17        2.85        1.46
                                                  ----------    --------    --------    --------    --------
Net equalization credits and charges..........         (0.06)      (0.09)      (0.03)      (0.05)       0.04
                                                  ----------    --------    --------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................         (0.45)      (0.49)      (0.35)      (0.31)      (0.26)
                                                  ----------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD................    $    27.48    $  28.05    $  36.74    $  34.95    $  32.46
                                                  ==========    ========    ========    ========    ========
TOTAL RETURN (3)..............................         (0.04)%    (22.39)%      6.07%       8.70%       4.82%
                                                  ==========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........    $1,268,295    $995,833    $729,341    $429,980    $277,558
Ratio of expenses to average net assets.......          0.22%       0.22%       0.23%       0.24%       0.26%
Ratio of expenses to average net assets
  before waivers..............................          0.22%       0.22%       0.23%       0.24%       0.26%
Ratio of net investment income (loss) to
  average net assets..........................          1.99%       1.44%       0.93%       0.98%       0.82%
Portfolio turnover rate (4)...................          4.21%       8.56%       5.65%      12.06%      18.03%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                      THE CONSUMER STAPLES
                                                                     SELECT SECTOR SPDR FUND
                                                ----------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR         YEAR
                                                   ENDED         ENDED         ENDED         ENDED        ENDED
                                                 09/30/09      09/30/08      09/30/07      09/30/06     09/30/05
                                                ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........    $    27.42    $    27.94    $    25.34    $    23.28    $  21.66
                                                ----------    ----------    ----------    ----------    --------
Net investment income.......................          0.71(1)       0.59          0.59          0.50(1)     0.42(1)
Net realized and unrealized gain
  (loss) (2)................................         (1.91)        (0.53)         2.60          2.04        1.60
                                                ----------    ----------    ----------    ----------    --------
Total from investment operations............         (1.20)         0.06          3.19          2.54        2.02
                                                ----------    ----------    ----------    ----------    --------
Net equalization credits and charges........         (0.05)         0.02         (0.01)         0.02        0.02
                                                ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................         (0.68)        (0.60)        (0.58)        (0.50)      (0.42)
                                                ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD..............    $    25.49    $    27.42    $    27.94    $    25.34    $  23.28
                                                ==========    ==========    ==========    ==========    ========
TOTAL RETURN (3)............................         (4.37)%        0.28%        12.69%        11.13%       9.44%
                                                ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........    $1,885,361    $2,916,858    $2,090,505    $1,480,041    $857,861
Ratio of expenses to average net assets.....          0.22%         0.22%         0.23%         0.24%       0.26%
Ratio of expenses to average net assets
  before waivers............................          0.22%         0.22%         0.23%         0.24%       0.26%
Ratio of net investment income (loss) to
  average net assets........................          3.05%         2.22%         2.18%         2.10%       1.84%
Portfolio turnover rate (4).................         14.41%         3.20%         5.76%         7.55%      24.17%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                            THE ENERGY
                                                                      SELECT SECTOR SPDR FUND
                                                ------------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                 09/30/09      09/30/08      09/30/07      09/30/06      09/30/05
                                                ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD........    $    63.87    $    74.99    $    53.48    $    53.65    $    35.00
                                                ----------    ----------    ----------    ----------    ----------
Net investment income.......................          0.96(1)       0.93          0.78          0.64          0.58(1)
Net realized and unrealized gain
  (loss) (2)................................         (9.85)       (11.07)        21.49         (0.14)        18.67
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations............         (8.89)       (10.14)        22.27          0.50         19.25
                                                ----------    ----------    ----------    ----------    ----------
Net equalization credits and charges........         (0.05)        (0.13)         0.01          0.00(5)      (0.04)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................         (0.97)        (0.85)        (0.77)        (0.67)        (0.56)
                                                ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD..............    $    53.96    $    63.87    $    74.99    $    53.48    $    53.65
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3)............................        (13.81)%      (13.87)%       41.87%         0.87%        55.29%
                                                ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........    $5,218,998    $6,617,777    $4,882,544    $4,014,453    $3,431,320
Ratio of expenses to average net assets.....          0.22%         0.22%         0.23%         0.24%         0.25%
Ratio of expenses to average net assets
  before waivers............................          0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income (loss) to
  average net assets........................          1.98%         1.08%         1.19%         1.18%         1.36%
Portfolio turnover rate (4).................         24.39%         6.87%         7.00%        18.00%        10.32%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                          THE FINANCIAL
                                                                     SELECT SECTOR SPDR FUND
                                               -------------------------------------------------------------------
                                                  YEAR           YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED          ENDED         ENDED         ENDED
                                                09/30/09       09/30/08      09/30/07      09/30/06      09/30/05
                                               ----------    -----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $    20.09    $     34.28    $    34.64    $    29.50    $    28.51
                                               ----------    -----------    ----------    ----------    ----------
Net investment income......................          0.35(1)        0.86          0.84(1)       0.77          0.67(1)
Net realized and unrealized gain
  (loss) (2)...............................         (5.12)        (14.48)        (0.53)         5.22          1.07
                                               ----------    -----------    ----------    ----------    ----------
Total from investment operations...........         (4.77)        (13.62)         0.31          5.99          1.74
                                               ----------    -----------    ----------    ----------    ----------
Net equalization credits and charges.......          0.00(5)        0.28          0.22         (0.08)        (0.06)
                                               ----------    -----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................         (0.38)         (0.85)        (0.89)        (0.77)        (0.69)
                                               ----------    -----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD.............    $    14.94    $     20.09    $    34.28    $    34.64    $    29.50
                                               ==========    ===========    ==========    ==========    ==========
TOTAL RETURN (3)...........................        (23.21)%       (39.24)%        1.41%        20.16%         5.88%
                                               ==========    ===========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......    $7,494,113    $11,898,718    $2,831,956    $1,952,484    $1,569,450
Ratio of expenses to average net assets....          0.22%          0.22%         0.23%         0.24%         0.26%
Ratio of expenses to average net assets
  before waivers...........................          0.22%          0.22%         0.23%         0.24%         0.26%
Ratio of net investment income (loss) to
  average net assets.......................          2.95%          3.20%         2.35%         2.42%         2.30%
Portfolio turnover rate (4)................         16.74%         18.24%        14.57%        10.93%         9.34%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                          THE HEALTH CARE
                                                                      SELECT SECTOR SPDR FUND
                                                ------------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                 09/30/09      09/30/08      09/30/07      09/30/06      09/30/05
                                                ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD........    $    30.43    $    35.41    $    33.17    $    31.37    $    28.80
                                                ----------    ----------    ----------    ----------    ----------
Net investment income (1)...................          0.58          0.55          0.56          0.44          0.37
Net realized and unrealized gain
  (loss) (2)................................         (1.69)        (4.97)         2.27          1.81          2.57
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations............         (1.11)        (4.42)         2.83          2.25          2.94
                                                ----------    ----------    ----------    ----------    ----------
Net equalization credits and charges........         (0.04)        (0.01)        (0.03)        (0.02)         0.02
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................         (0.56)        (0.55)        (0.56)        (0.43)        (0.39)
                                                ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD..............    $    28.72    $    30.43    $    35.41    $    33.17    $    31.37
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3)............................         (3.58)%      (12.55)%        8.49%         7.17%        10.32%
                                                ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........    $1,979,592    $2,377,145    $2,075,363    $1,948,747    $1,617,139
Ratio of expenses to average net assets.....          0.22%         0.22%         0.23%         0.24%         0.25%
Ratio of expenses to average net assets
  before waivers............................          0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income (loss) to
  average net assets........................          2.22%         1.68%         1.64%         1.40%         1.20%
Portfolio turnover rate (4).................          5.61%         3.69%        10.15%         3.81%         3.48%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                         THE INDUSTRIAL
                                                                     SELECT SECTOR SPDR FUND
                                                ----------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR         YEAR
                                                   ENDED         ENDED         ENDED         ENDED        ENDED
                                                 09/30/09      09/30/08      09/30/07      09/30/06     09/30/05
                                                ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING OF PERIOD........    $    30.66    $    40.92    $    33.35    $    30.14    $  28.36
                                                ----------    ----------    ----------    ----------    --------
Net investment income.......................          0.67(1)       0.69(1)       0.63(1)       0.56        0.46(1)
Net realized and unrealized gain
  (loss) (2)................................         (4.25)       (10.21)         7.60          3.23        1.79
                                                ----------    ----------    ----------    ----------    --------
Total from investment operations............         (3.58)        (9.52)         8.23          3.79        2.25
                                                ----------    ----------    ----------    ----------    --------
Net equalization credits and charges........         (0.01)        (0.05)         0.00(5)      (0.04)      (0.01)
                                                ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................         (0.68)        (0.69)        (0.66)        (0.54)      (0.46)
                                                ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD..............    $    26.39    $    30.66    $    40.92    $    33.35    $  30.14
                                                ==========    ==========    ==========    ==========    ========
TOTAL RETURN (3)............................        (11.25)%      (23.55)%       24.88%        12.51%       7.87%
                                                ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........    $2,010,293    $1,663,838    $1,989,147    $1,095,912    $717,293
Ratio of expenses to average net assets.....          0.22%         0.22%         0.23%         0.24%       0.25%
Ratio of expenses to average net assets
  before waivers............................          0.22%         0.22%         0.23%         0.24%       0.26%
Ratio of net investment income (loss) to
  average net assets........................          2.96%         1.85%         1.69%         1.67%       1.54%
Portfolio turnover rate (4).................          9.51%         4.27%         7.12%         3.01%       6.20%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                          THE MATERIALS
                                                                     SELECT SECTOR SPDR FUND
                                                 --------------------------------------------------------------
                                                    YEAR          YEAR          YEAR         YEAR        YEAR
                                                    ENDED         ENDED         ENDED        ENDED       ENDED
                                                  09/30/09      09/30/08      09/30/07     09/30/06    09/30/05
                                                 ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.........    $    33.10    $    42.15    $    31.67    $  27.47    $  27.54
                                                 ----------    ----------    ----------    --------    --------
Net investment income (1)....................          0.64          0.94          0.85        0.80        0.58
Net realized and unrealized gain (loss) (2)..         (2.05)        (8.78)        10.46        4.30       (0.06)
                                                 ----------    ----------    ----------    --------    --------
Total from investment operations.............         (1.41)        (7.84)        11.31        5.10        0.52
                                                 ----------    ----------    ----------    --------    --------
Net equalization credits and charges.........         (0.05)        (0.28)        (0.03)      (0.12)      (0.02)
                                                 ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................         (0.68)        (0.93)        (0.80)      (0.78)      (0.57)
                                                 ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD...............    $    30.96    $    33.10    $    42.15    $  31.67    $  27.47
                                                 ==========    ==========    ==========    ========    ========
TOTAL RETURN (3).............................         (3.85)%      (19.58)%       35.97%      18.13%       1.78%
                                                 ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........    $1,725,054    $1,395,939    $1,724,848    $703,475    $757,085
Ratio of expenses to average net assets......          0.22%         0.22%         0.23%       0.24%       0.26%
Ratio of expenses to average net assets
  before waivers.............................          0.22%         0.22%         0.23%       0.24%       0.26%
Ratio of net investment income (loss) to
  average net assets.........................          2.54%         2.27%         2.26%       2.57%       2.01%
Portfolio turnover rate (4)..................         35.67%        12.03%         8.94%       6.24%      16.06%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                          THE TECHNOLOGY
                                                                      SELECT SECTOR SPDR FUND
                                                ------------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                 09/30/09      09/30/08      09/30/07      09/30/06      09/30/05
                                                ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, BEGINNING OF PERIOD........    $    19.83    $    27.00    $    21.99    $    20.89    $    19.10
                                                ----------    ----------    ----------    ----------    ----------
Net investment income.......................          0.30(1)       0.27(1)       0.20          0.19(1)       0.47(6)
Net realized and unrealized gain
  (loss) (2)................................          1.01         (7.16)         5.02          1.10          1.74
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations............          1.31         (6.89)         5.22          1.29          2.21
                                                ----------    ----------    ----------    ----------    ----------
Net equalization credits and charges........          0.02         (0.01)         0.00(5)       0.00(5)       0.00(5)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................         (0.32)        (0.27)        (0.21)        (0.19)        (0.42)
                                                ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD..............    $    20.84    $    19.83    $    27.00    $    21.99    $    20.89
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3)............................          7.01%       (25.68)%       23.79%         6.20%        11.65%
                                                ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........    $3,854,165    $2,436,742    $2,726,921    $1,817,902    $1,306,948
Ratio of expenses to average net assets.....          0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of expenses to average net assets
  before waivers............................          0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income (loss) to
  average net assets........................          1.75%         1.12%         0.85%         0.91%         2.33%
Portfolio turnover rate (4).................          7.38%         9.31%        12.83%        11.30%         8.33%




See accompanying notes to financial highlights on page 68.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                           THE UTILITIES
                                                                      SELECT SECTOR SPDR FUND
                                                ------------------------------------------------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                 09/30/09      09/30/08      09/30/07      09/30/06      09/30/05
                                                ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, BEGINNING OF PERIOD........    $    33.11    $    39.90    $    33.97    $    33.58    $    25.10
                                                ----------    ----------    ----------    ----------    ----------
Net investment income (1)...................          1.25          1.19          1.10          1.08          0.98
Net realized and unrealized gain
  (loss) (2)................................         (3.80)        (6.63)         6.06          0.39          8.50
                                                ----------    ----------    ----------    ----------    ----------
Total from investment operations............         (2.55)        (5.44)         7.16          1.47          9.48
                                                ----------    ----------    ----------    ----------    ----------
Net equalization credits and charges........          0.01         (0.15)        (0.13)        (0.01)        (0.02)
                                                ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................         (1.26)        (1.20)        (1.10)        (1.07)        (0.98)
                                                ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD..............    $    29.31    $    33.11    $    39.90    $    33.97    $    33.58
                                                ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3)............................         (7.43)%      (14.39)%       20.83%         4.49%        38.18%
                                                ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........    $2,462,725    $2,218,518    $2,734,750    $2,993,688    $2,057,493
Ratio of expenses to average net assets.....          0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of expenses to average net assets
  before waivers............................          0.22%         0.22%         0.23%         0.24%         0.26%
Ratio of net investment income (loss) to
  average net assets........................          4.49%         2.97%         2.85%         3.34%         3.33%
Portfolio turnover rate (4).................          9.63%         3.83%         9.80%         2.13%         4.40%



(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

(5) Less than $0.005 per share.

(6) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.31 per share.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indices represents a basket of equity securities of public companies that are components of the S&P 500 Index. The Trust is comprised of the following Funds: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund and The Utilities Select Sector SPDR Fund (each a "Fund" or "Select Sector SPDR Fund" and collectively the "Funds" or "Select Sector SPDR Funds"). Each Fund operates as a non-diversified investment company. The investment objective of each Fund is to provide investment results that, before expenses and fees, correspond generally to the price and yield performance of a specified Select Sector Index.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund's shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Further, the Funds will not sell an equity security because the security's issuer is in financial trouble, unless that security is removed from the relevant Select Sector Index. Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------


Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Funds' respective Select Sector Index, which, in turn, could result in a difference between the Funds' performance and the performance of the Funds' respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds' investments by industry.

The following table summarizes the inputs used in valuing the Funds' investments, as of September 30, 2009:

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
                                              PRICES             INPUTS           INPUTS           TOTAL
                                          --------------   -----------------   ------------   --------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $1,441,253,665          $--               $--       $1,441,253,665
Consumer Staples Select Sector SPDR
  Fund..................................   1,966,552,604           --                --        1,966,552,604
Energy Select Sector SPDR Fund..........   5,527,444,623           --                --        5,527,444,623
Financial Select Sector SPDR Fund.......   7,969,729,557           --                --        7,969,729,557
Health Care Select Sector SPDR Fund.....   2,058,397,591           --                --        2,058,397,591
Industrial Select Sector SPDR Fund......   2,180,126,925           --                --        2,180,126,925
Materials Select Sector SPDR Fund.......   1,825,445,394           --                --        1,825,445,394
Technology Select Sector SPDR Fund......   4,041,438,334           --                --        4,041,438,334
Utilities Select Sector SPDR Fund.......   2,618,075,755           --                --        2,618,075,755

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds' financial statements through November 24, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Select Sector SPDR shares of the applicable Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, Real Estate Investment Trusts (REITs) and losses deferred due to wash sales.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2009 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

For the year ended September 30, 2009, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:


                                          NET GAIN (LOSS)
                                          RECLASSIFIED TO
                                          PAID IN CAPITAL
                                          ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $    29,620,332
Consumer Staples Select Sector
  SPDR Fund.............................     (107,375,981)
Energy Select Sector SPDR Fund..........      (33,746,283)
Financial Select Sector SPDR Fund.......   (4,444,479,616)
Health Care Select Sector SPDR Fund.....          885,927
Industrial Select Sector SPDR Fund......       (4,271,667)
Materials Select Sector SPDR Fund.......       97,412,934
Technology Select Sector SPDR Fund......      151,584,005
Utilities Select Sector SPDR Fund.......       17,269,183



At September 30, 2009, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:


                                    2010            2011            2012           2013           2014           2015
                                ------------    ------------    ------------    ----------    -----------    ------------
Consumer Discretionary
  Select Sector SPDR Fund...    $    732,626    $ 13,927,450    $  2,502,233    $  997,052    $ 9,450,752    $  7,544,551
Consumer Staples Select
  Sector SPDR Fund..........              --      53,609,218      23,758,907       799,804     23,679,427         175,734
Energy Select Sector
  SPDR Fund.................       6,697,642      65,879,072       6,684,065       821,860         50,406      94,186,580
Financial Select Sector
  SPDR Fund.................       3,115,309      19,148,460       8,078,713     4,176,362      9,961,554      10,349,660
Health Care Select Sector
  SPDR Fund.................       2,876,921      17,808,907       1,306,855     6,333,060      7,166,786       3,362,549
Industrial Select Sector
  SPDR Fund.................         617,211      29,450,669       6,331,812     1,389,592      4,968,985       7,287,655
Materials Select Sector
  SPDR Fund.................       3,739,320       6,349,204       2,359,563     1,867,693      3,631,452         400,900
Technology Select Sector
  SPDR Fund.................     110,778,244     305,114,554     123,285,364     9,613,457     52,407,581     149,073,403
Utilities Select Sector
  SPDR Fund.................              --      18,897,010      15,559,181       400,327      2,962,529       4,942,581
                                    2016           2017
                                -----------    ------------
Consumer Discretionary
  Select Sector SPDR Fund...    $ 4,343,910    $ 17,652,701
Consumer Staples Select
  Sector SPDR Fund..........      2,872,408              --
Energy Select Sector
  SPDR Fund.................     16,887,031      46,397,013
Financial Select Sector
  SPDR Fund.................     41,633,377     423,727,939
Health Care Select Sector
  SPDR Fund.................      1,330,406      21,726,896
Industrial Select Sector
  SPDR Fund.................      5,756,566      15,013,076
Materials Select Sector
  SPDR Fund.................      2,396,678      34,304,196
Technology Select Sector
  SPDR Fund.................     64,942,837     121,713,434
Utilities Select Sector
  SPDR Fund.................             --      23,780,627

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

During the tax year ended September 30, 2009, the Funds utilized/expired capital loss carryforwards in the following amounts:


                                          AMOUNT UTILIZED   AMOUNT EXPIRED
                                          ---------------   --------------
Consumer Discretionary Select Sector
  SPDR Fund.............................     $       --       $   718,060
Consumer Staples Select Sector
  SPDR Fund.............................      6,985,746                --
Energy Select Sector SPDR Fund..........             --           615,827
Financial Select Sector SPDR Fund.......             --         3,419,628
Health Care Select Sector SPDR Fund.....             --         1,393,723
Industrial Select Sector SPDR Fund......             --         5,365,360
Materials Select Sector SPDR Fund.......             --         1,158,053
Technology Select Sector SPDR Fund......             --        13,684,462
Utilities Select Sector SPDR Fund.......             --               --


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2008 through September 30, 2009 that have been deferred for tax purposes until fiscal year 2010:

                                          DEFERRED LOSSES
                                          ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................    $ 41,746,021
Consumer Staples Select Sector SPDR
  Fund..................................       4,824,800
Energy Select Sector SPDR Fund..........     933,780,002
Financial Select Sector SPDR Fund.......     102,001,111
Health Care Select Sector SPDR Fund.....      33,898,062
Industrial Select Sector SPDR Fund......      71,276,058
Materials Select Sector SPDR Fund.......     254,329,658
Technology Select Sector SPDR Fund......     135,090,209
Utilities Select Sector SPDR Fund.......      83,032,507


For the year ended September 30, 2009, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2009, were as follows:

                                                              LONG-TERM
                                          ORDINARY INCOME   CAPITAL GAIN
                                          ---------------   ------------
Consumer Discretionary Select Sector
  SPDR Fund.............................    $ 14,479,675         $--
Consumer Staples Select Sector
  SPDR Fund.............................      55,907,531          --
Energy Select Sector SPDR Fund..........      85,787,987          --
Financial Select Sector SPDR Fund.......     210,886,103          --
Health Care Select Sector SPDR Fund.....      41,186,592          --
Industrial Select Sector SPDR Fund......      36,640,271          --
Materials Select Sector SPDR Fund.......      26,438,356          --
Technology Select Sector SPDR Fund......      47,388,662          --
Utilities Select Sector SPDR Fund.......      88,795,203          --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended September 30, 2008, were as follows:

                                                                                       LONG-TERM
                                                                 ORDINARY INCOME     CAPITAL GAIN
                                                                 ---------------     ------------
Consumer Discretionary Select Sector SPDR Fund................     $  9,667,980           $--
Consumer Staples Select Sector SPDR Fund......................       51,158,165            --
Energy Select Sector SPDR Fund................................       48,188,499            --
Financial Select Sector SPDR Fund.............................      273,551,734            --
Health Care Select Sector SPDR Fund...........................       39,420,800            --
Industrial Select Sector SPDR Fund............................       28,112,955            --
Materials Select Sector SPDR Fund.............................       22,565,609            --
Technology Select Sector SPDR Fund............................       31,017,832            --
Utilities Select Sector SPDR Fund.............................       60,075,635            --


There were no significant differences between the book basis and the tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

                                                                         UNDISTRIBUTED      NET UNREALIZED
                                                      UNDISTRIBUTED        LONG-TERM         APPRECIATION
FUND                                                 ORDINARY INCOME      CAPITAL GAIN      (DEPRECIATION)
----                                                 ---------------     -------------     ---------------
Consumer Discretionary Select Sector SPDR Fund....      $2,179,451            $--          $  (236,277,646)
Consumer Staples Select Sector SPDR Fund..........       6,091,117             --             (355,765,772)
Energy Select Sector SPDR Fund....................       4,883,462             --           (1,444,293,919)
Financial Select Sector SPDR Fund.................              --             --            1,090,763,005
Health Care Select Sector SPDR Fund...............       4,475,020             --             (593,659,894)
Industrial Select Sector SPDR Fund................       2,215,589             --             (541,681,738)
Materials Select Sector SPDR Fund.................       3,665,361             --             (230,013,956)
Technology Select Sector SPDR Fund................              --             --             (508,604,449)
Utilities Select Sector SPDR Fund.................       4,246,576             --             (667,956,690)


3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" and "SSgA FM"). As compensation for the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee. The Adviser did not waive any of its fees in the current year.

TRUSTEES' FEES

The Trust pays each independent Trustee an annual fee of $50,000 plus a per meeting fee of $4,000 for scheduled quarterly meetings of the Board attended by the Trustee and $1,000 for each special telephonic meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Audit Committee") also receive $2,000 per Audit Committee meeting attended except for the Chairman of the Committee who receives $4,000 per Audit Committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets (See also Note 4). State Street has voluntarily undertaken to waive 0.005% of its unitary fee on net assets of the Trust over $22.5 billion through January 31, 2011. State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the year ended September 30, 2009 were as follows:

                                                                          WAIVER AMOUNT
                                                                          -------------
Consumer Discretionary Select Sector SPDR Fund..........................      $  399
Consumer Staples Select Sector SPDR Fund................................         957
Energy Select Sector SPDR Fund..........................................       2,159
Financial Select Sector SPDR Fund.......................................       2,964
Health Care Select Sector SPDR Fund.....................................         970
Industrial Select Sector SPDR Fund......................................         591
Materials Select Sector SPDR Fund.......................................         511
Technology Select Sector SPDR Fund......................................       1,195
Utilities Select Sector SPDR Fund.......................................         926


State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio for which SSgA FM serves as investment adviser. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

For the year ended September 30, 2009, State Street earned securities lending agent fees, which are presented net of income earned, as follows:

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
Consumer Discretionary Select Sector
  SPDR Fund.............................      $  299,501
Consumer Staples Select Sector SPDR
  Fund..................................         188,327
Energy Select Sector SPDR Fund..........         237,464
Financial Select Sector SPDR Fund.......       3,143,559
Health Care Select Sector SPDR Fund.....         153,023
Industrial Select Sector SPDR Fund......         142,769
Materials Select Sector SPDR Fund.......         206,710
Technology Select Sector SPDR Fund......         188,372
Utilities Select Sector SPDR Fund.......         174,625


DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board has limited each Fund's 12b-1 fee to 0.06% of its average daily net assets through at least until January 31, 2011.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), NYSE Arca, Inc., formerly the American Stock Exchange LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust up to $35 billion, subject to breakpoints on Trust assets over $35 billion. The fees to S&P and Merrill Lynch are payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each fund.

TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at September 30, 2009, and for the year then ended are:

NUMBER OF                                                                                      NUMBER OF
  SHARES                                          PURCHASED                    SOLD              SHARES
 HELD AT       COST AT       VALUE AT     ------------------------   -----------------------    HELD AT      VALUE AT
 9/30/08       9/30/08        9/30/08         COST         SHARES      PROCEEDS      SHARES     9/30/09       9/30/09
---------   ------------   ------------   ------------   ---------   ------------  ---------   ---------   ------------
3,182,921   $210,246,058   $181,044,547   $272,051,532   6,891,717   $294,564,939  7,470,372   2,604,266   $136,984,391
NUMBER OF
  SHARES
 HELD AT     DIVIDEND       REALIZED
 9/30/08      INCOME          LOSS
---------   ----------    ------------
3,182,921   $1,653,074    $(61,411,079)


Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at September 30, 2009, and for the period then ended are:

                                                                     PURCHASED                          SOLD
                                             VALUE AT     ------------------------------   ------------------------------
                                              9/30/08          COST            SHARES         PROCEEDS          SHARES
                                           ------------   --------------   -------------   --------------   -------------
Consumer Discretionary Select Sector
  SPDR Fund.............................   $ 82,798,119   $  981,727,346     981,727,346   $  890,808,407     890,808,407
Consumer Staples Select Sector SPDR
  Fund..................................     34,058,860    1,831,251,415   1,831,251,415    1,778,430,782   1,778,430,782
Energy Select Sector SPDR Fund..........    168,200,865    2,432,318,734   2,432,318,734    2,289,658,106   2,289,658,106
Financial Select Sector SPDR Fund.......    579,442,400    5,705,320,211   5,705,320,211    5,810,945,935   5,810,945,935
Health Care Select Sector SPDR Fund.....     21,166,240    1,663,518,773   1,663,518,773    1,603,706,713   1,603,706,713
Industrial Select Sector SPDR Fund......     72,405,399    1,333,057,689   1,333,057,689    1,232,862,101   1,232,862,101
Materials Select Sector SPDR Fund.......     61,473,612    1,237,435,537   1,237,435,537    1,197,818,539   1,197,818,539
Technology Select Sector SPDR Fund......     83,077,896    1,904,797,286   1,904,797,286    1,802,956,595   1,802,956,595
Utilities Select Sector SPDR Fund.......    133,480,013    1,318,046,653   1,318,046,653    1,291,394,347   1,291,394,347
                                             VALUE AT
                                              9/30/09        INCOME
                                           ------------   -----------
Consumer Discretionary Select Sector
  SPDR Fund.............................   $173,717,058   $ 1,698,008
Consumer Staples Select Sector SPDR
  Fund..................................     86,879,493     1,069,149
Energy Select Sector SPDR Fund..........    310,861,493     1,347,363
Financial Select Sector SPDR Fund.......    473,816,676    17,731,677
Health Care Select Sector SPDR Fund.....     80,978,300       868,371
Industrial Select Sector SPDR Fund......    172,600,987       810,141
Materials Select Sector SPDR Fund.......    101,090,610     1,169,582
Technology Select Sector SPDR Fund......    184,918,587     1,062,585
Utilities Select Sector SPDR Fund.......    160,132,319       990,923


4.  SHAREHOLDER TRANSACTIONS

Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to defray related expenses.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial statement purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2009 were as follows:

                                                               GROSS            GROSS         NET UNREALIZED
                                            IDENTIFIED       UNREALIZED       UNREALIZED       APPRECIATION
                                               COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                          --------------   --------------   --------------   ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $1,677,531,311   $    5,835,011   $  242,112,657   $  (236,277,646)
Consumer Staples Select Sector SPDR
  Fund..................................   2,322,318,376        3,434,143      359,199,915      (355,765,772)
Energy Select Sector SPDR Fund..........   6,971,738,542       31,784,848    1,476,078,767    (1,444,293,919)
Financial Select Sector SPDR Fund.......   6,878,966,552    1,100,630,055        9,867,050     1,090,763,005
Health Care Select Sector SPDR Fund.....   2,652,057,485       11,458,227      605,118,121      (593,659,894)
Industrial Select Sector SPDR Fund......   2,721,808,663        1,028,896      542,710,634      (541,681,738)
Materials Select Sector SPDR Fund.......   2,055,459,350       13,074,451      243,088,407      (230,013,956)
Technology Select Sector SPDR Fund......   4,550,042,783       69,219,418      577,823,867      (508,604,449)
Utilities Select Sector SPDR Fund.......   3,286,032,445        8,405,988      676,362,678      (667,956,690)


6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2009, the Trust had in-kind contributions, in-kind redemptions and in-kind realized gain/loss as follows:

                                                                                  REALIZED
                                           CONTRIBUTIONS      REDEMPTIONS       GAIN/(LOSS)
                                          ---------------   ---------------   ---------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $ 3,649,780,542   $ 3,396,303,748   $    29,620,332
Consumer Staples Select Sector SPDR
  Fund..................................    1,966,806,764     2,718,092,892      (107,375,981)
Energy Select Sector SPDR Fund..........   11,725,693,248    12,181,361,413       (33,746,283)
Financial Select Sector SPDR Fund.......   14,510,874,680    15,754,211,319    (4,444,479,616)
Health Care Select Sector SPDR Fund.....    3,076,127,834     3,353,962,303           885,927
Industrial Select Sector SPDR Fund......    4,398,479,463     3,902,822,299        (4,217,667)
Materials Select Sector SPDR Fund.......    4,376,608,796     3,989,910,957        97,412,934
Technology Select Sector SPDR Fund......    4,250,607,171     3,160,034,359       151,584,005
Utilities Select Sector SPDR Fund.......    2,647,891,589     2,206,176,040        17,269,183


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any income equalization or cash component of the transactions.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

For the year ended September 30, 2009, the Trust had purchases and sales of investment securities as follows:

                                             PURCHASES          SALES
                                          --------------   --------------
Consumer Discretionary Select Sector
  SPDR Fund.............................  $   37,962,516   $   37,751,885
Consumer Staples Select Sector SPDR
  Fund..................................     299,037,356      298,669,072
Energy Select Sector SPDR Fund..........   1,155,130,774    1,177,737,941
Financial Select Sector SPDR Fund.......   1,123,306,240    1,137,173,295
Health Care Select Sector SPDR Fund.....     116,842,811      119,124,617
Industrial Select Sector SPDR Fund......     124,336,894      126,341,225
Materials Select Sector SPDR Fund.......     409,752,056      407,846,260
Technology Select Sector SPDR Fund......     193,111,769      202,475,835
Utilities Select Sector SPDR Fund.......     193,168,481      195,276,207


7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned, should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SEPTEMBER 30, 2009
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
The Select Sector SPDR Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2009, the results of their operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2009 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2009

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

The following charts are provided to show the frequency at which the daily market price on each Fund's primary listing exchange ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............      10         3          1         2         0          1



THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............      12         3          1         3         0          0



THE ENERGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............       2         1          0         4         1          0



THE FINANCIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............      10         7          1         9         0          3

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

THE HEALTH CARE SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............       9         2          2         8         0          0



THE INDUSTRIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............       5         2          0         4         1          0



THE MATERIALS SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............       9         3          1         4         2          0



THE TECHNOLOGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............       6         1          0         4         0          0



THE UTILITIES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                              BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                        NAV                            NAV
                                            ---------------------------    ---------------------------
                                             50-99    100-199      200      50-99    100-199      200
                                             BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                            POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                            ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/09...............       3         1          0         0         0          0




  * Prior to 2/1/07 the discount and premium information was calculated by comparing the closing price vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2009 and held for the six months ended September 30, 2009.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID
                                                VALUE              VALUE        DURING PERIOD *
                                                4/1/09            9/30/09      4/1/09 TO 9/30/09
                                          -----------------   --------------   -----------------
ACTUAL
  Consumer Discretionary Select Sector
     SPDR Fund..........................        $1,000           $1,409.10           $1.33
  Consumer Staples Select Sector SPDR
     Fund...............................        $1,000           $1,226.90           $1.23
  Energy Select Sector SPDR Fund........        $1,000           $1,279.70           $1.26
  Financial Sector SPDR Fund............        $1,000           $1,704.30           $1.49
  Health Care Select Sector SPDR Fund...        $1,000           $1,192.90           $1.21
  Industrial Select Sector SPDR Fund....        $1,000           $1,442.80           $1.35
  Materials Select Sector SPDR Fund.....        $1,000           $1,409.80           $1.33
  Technology Select Sector SPDR Fund....        $1,000           $1,343.60           $1.29
  Utilities Sector SPDR Fund............        $1,000           $1,166.10           $1.19
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
  Consumer Discretionary Select Sector
     SPDR Fund..........................        $1,000           $1,023.97           $1.12
  Consumer Staples Select Sector SPDR
     Fund...............................        $1,000           $1,023.97           $1.12
  Energy Select Sector SPDR Fund........        $1,000           $1,023.97           $1.12
  Financial Sector SPDR Fund............        $1,000           $1,023.97           $1.12
  Health Care Select Sector SPDR Fund...        $1,000           $1,023.97           $1.12
  Industrial Select Sector SPDR Fund....        $1,000           $1,023.97           $1.12
  Materials Select Sector SPDR Fund.....        $1,000           $1,023.97           $1.12
  Technology Select Sector SPDR Fund....        $1,000           $1,023.97           $1.12
  Utilities Sector SPDR Fund............        $1,000           $1,023.97           $1.12




  * Expenses are equal to the Funds' annualized expense ratio of 0.22%, multiplied by the average account value of the period, multiplied by 183/365.


TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for it's fiscal year ended September 30, 2009.

Percentage of distributions which qualify for the corporate dividends received deduction:

FUND
----
Consumer Discretionary Select Sector
  SPDR Fund.............................   84.48%
Consumer Staples Select Sector SPDR
  Fund..................................  100.00
Energy Select Sector SPDR Fund..........   96.66
Financial Select Sector SPDR Fund.......   88.22
Health Care Select Sector SPDR Fund.....  100.00
Industrial Select Sector SPDR Fund......   92.20
Materials Select Sector SPDR Fund.......   87.94
Technology Select Sector SPDR Fund......  100.00
Utilities Select Sector SPDR Fund.......   99.20


For the fiscal year ended September 30, 2009 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2009 Form 1099-DIV.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES

You may obtain a description of the Trust's proxy voting policies and procedures without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Trust's website at www.sectorspdrs.com. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST


                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                     TERM OF            PRINCIPAL           IN FUND
                                                   OFFICE AND         OCCUPATION(S)         COMPLEX            OTHER
NAME, ADDRESS                       POSITION(S)     LENGTH OF          DURING PAST         OVERSEEN        DIRECTORSHIPS
AND YEAR OF BIRTH                   WITH FUNDS     TIME SERVED           5 YEARS          BY TRUSTEE      HELD BY TRUSTEE
-----------------                  ------------   ------------   ----------------------   ----------   --------------------
INDEPENDENT TRUSTEES

GEORGE R. GASPARI                  Trustee,       Unlimited      Financial Services            9       Director and Member
  P.O. Box 844                     Chairman,      Elected:       Consultant (1996 to                   of the Audit
  124 Island Drive                 Member of      October 1998   present).                             Committee, Liberty
  Highland Lakes, NJ 07422         the Audit                                                           All-Star Growth
  1940                             Committee                                                           Fund, Inc.; Trustee
                                                                                                       and Member of the
                                                                                                       Audit Committee,
                                                                                                       Liberty All-Star
                                                                                                       Equity Fund.

CHERYL BURGERMEISTER               Trustee;       Unlimited      Retired; Trustee and          9       Trustee and
  One Lincoln Street               Chairman of    Elected:       Treasurer of Portland                 Treasurer of
  Boston, MA 02111                 the Audit      October 1998   Community College                     Portland Community
  1951                             Committee                     Foundation (2001 to                   College Foundation.
                                                                 present); Finance
                                                                 Committee Member/
                                                                 Chairman Portland
                                                                 Community College
                                                                 Foundation (January
                                                                 2001 to present);
                                                                 Active CPA in Oregon.

ERNEST J. SCALBERG                 Trustee,       Unlimited      Associate Vice                9       Director and Member
  Monterey Institute of            Member of      Elected:       President for External                of the Audit and
  International Studies            the Audit      October 1998   Programs and Dean of                  Nominating
  460 Pierce St.                   Committee                     Fisher Graduate School                Committees, TDX
  Monterey, CA 93940                                             of International                      Independence Funds,
  1945                                                           Business (2001 to                     Inc.
                                                                 present); Dean of the
                                                                 Graduate School of
                                                                 Business
                                                                 Administration and
                                                                 Dean of Faculty of the
                                                                 School of Business at
                                                                 Fordham University
                                                                 (April 1994 to 2001);
                                                                 Director, Adviser or
                                                                 Trustee to numerous
                                                                 non-profit
                                                                 organizations (1974 to
                                                                 present).


THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                                     TERM OF            PRINCIPAL           IN FUND
                                                   OFFICE AND         OCCUPATION(S)         COMPLEX            OTHER
NAME, ADDRESS                       POSITION(S)     LENGTH OF          DURING PAST         OVERSEEN        DIRECTORSHIPS
AND YEAR OF BIRTH                   WITH FUNDS     TIME SERVED           5 YEARS          BY TRUSTEE      HELD BY TRUSTEE
-----------------                  ------------   ------------   ----------------------   ----------   --------------------
R. CHARLES TSCHAMPION              Trustee;       Unlimited      Director, Industry            9       Trustee of Lehigh
  CFA Institute                    Member of      Elected:       Relations, CFA                        University;
  477 Madison Ave.                 the Audit      October 1998   Institute (2005 to                    Director, Chairman
  New York, NY 10022               Committee                     present) Managing                     of the Audit
  1946                                                           Director of Investment                Committee and Member
                                                                 Research and Managing                 of the Nominating
                                                                 Director of Defined                   Committee, TDX
                                                                 Contribution Plans,                   Independence Funds,
                                                                 General Motors Asset                  Inc.; Director,
                                                                 Management Corporation                Select Hedged High-
                                                                 (1994 to 2005);                       Yield Overseas Fund;
                                                                 Director, India Magnum                Director, Real
                                                                 Fund (1994 to 2005);                  Estate Information
                                                                 Trustee of Lehigh                     Standards Board.
                                                                 University (October
                                                                 1998 to present) and
                                                                 Chair of the
                                                                 Investment Sub-
                                                                 Committee for the
                                                                 Lehigh University
                                                                 Endowment Fund
                                                                 (October 1998 to
                                                                 December 2008).

INTERESTED TRUSTEE
JAMES E. ROSS*                     Interested     Unlimited      President, SSgA Funds        133      SPDR Series Trust
  SSgA Funds Management, Inc.      Trustee        Elected:       Management, Inc. (2005                (Trustee); SPDR
  State Street Financial Center                   November       to present);                          Index Shares Funds
  One Lincoln Street                              2005           Principal, SSgA Funds                 (Trustee); State
  Boston, MA 02111                                               Management, Inc.                      Street Master Funds
  1965                                                           (2001-2005); Senior                   (Trustee); State
                                                                 Managing Director,                    Street Institutional
                                                                 State Street Global                   Investment Trust
                                                                 Advisors (March 2006                  (Trustee); President
                                                                 to present);                          and Principal
                                                                 Principal, State                      Executive Officer
                                                                 Street Global Advisors                State Street
                                                                 (2000 to 2006).                       Navigator Securities
                                                                                                       Lending Trust.




  * Mr. Ross is an "interested person" of the Trust, as defined in the 1940 Act, because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     TERM OF
                                                   OFFICE AND           PRINCIPAL
NAME, ADDRESS                       POSITION(S)     LENGTH OF         OCCUPATION(S)
AND YEAR OF BIRTH                   WITH FUNDS     TIME SERVED     DURING PAST 5 YEARS
-----------------                  ------------   ------------   ----------------------
OFFICERS

GARY L. FRENCH                     President      Unlimited      Senior Vice President,
  State Street Bank and Trust                     Elected: May   State Street Bank and
  Company                                         2005           Trust Company (2002 to
  Two Avenue de Lafayette                                        present).
  Boston, MA 02111
  1951

MICHAEL P. RILEY                   Vice           Unlimited      Vice President, State
  SSgA Funds Management, Inc.      President      Elected:       Street Global Advisors
  State Street Financial Center                   February       (2008 to present);
  One Lincoln Street                              2005           Principal, State
  Boston, MA 02111                                               Street Global Advisors
  1969                                                           (2005 to 2008);
                                                                 Assistant Vice
                                                                 President, State
                                                                 Street Bank and Trust
                                                                 Company (2000 to
                                                                 2004).

CHAD C. HALLETT                    Treasurer      Unlimited      Vice President, State
  State Street Bank and Trust      and            Elected:       Street Bank and Trust
  Company                          Principal      November       Company (2001 to
  Two Avenue de Lafayette          Financial      2007           present).*
  Boston, MA 02111                 Officer
  1969

MATTHEW FLAHERTY                   Assistant      Unlimited      Assistant Vice
  State Street Bank and Trust      Treasurer      Elected: May   President, State
  Company                                         2005           Street Bank and Trust
  Two Avenue de Lafayette                                        Company (1994 to
  Boston, MA 02111                                               present).*
  1971

RYAN M. LOUVAR                     Secretary      Unlimited      Vice President and
  State Street Bank and Trust                     Elected:       Senior Counsel, State
  Company                                         August 2008    Street Bank and Trust
  4 Copley Place, 5(th) Floor                                    Company (2005 to
  Boston, MA 02116                                               present); Counsel,
  1972                                                           BISYS, Inc. (2000 to
                                                                 2005) (a financial
                                                                 services company).

MARK E. TUTTLE                     Assistant      Unlimited      Vice President and
  State Street Bank and Trust      Secretary      Elected:       Counsel, State Street
  Company                                         August 2007    Bank and Trust Company
  4 Copley Place, 5(th) Floor                                    (2007 to present);
  Boston, MA 02116                                               Assistant Counsel,
  1970                                                           BISYS Group, Inc.*
                                                                 (2005 to 2007) (a
                                                                 financial services
                                                                 company).

JULIE B. PIATELLI                  Chief          Unlimited      Principal and Senior
  SSgA Funds Management, Inc.      Compliance     Elected:       Compliance Officer,
  State Street Financial Center    Officer        August 2007    SSgA Funds Management,
  One Lincoln Street                                             Inc. (2004 to
  Boston, MA 02111                                               present); Vice
  1967                                                           President, State
                                                                 Street Global Advisors
                                                                 (2004 to present);
                                                                 Senior Manager,
                                                                 PricewaterhouseCoop-
                                                                 ers, LLP (1999 to
                                                                 2004).




  *  Served in various capacities during the noted time period.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR INDEX SHARES FUNDS
SPDR DJ STOXX 50 ETF (FEU)
SPDR DJ EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)

SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Bond ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Barclays Capital Municipal Bond ETF (TFI)
SPDR Barclays Capital California Municipal Bond ETF (CXA)
SPDR Barclays Capital New York Municipal Bond ETF (INY)
SPDR Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR S&P VRDO Municipal Bond ETF (VRD)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital High Yield Bond ETF (JNK)

DIAMONDS TRUST, SERIES 1 (DIA)

SPDR TRUST, SERIES 1 (SPY)

STATE STREET GLOBAL MARKETS, LLC, MEMBER FINRA, SIPC, IS DISTRIBUTOR FOR ALL INVESTMENT PORTFOLIOS OF SPDR SERIES TRUST AND SPDR INDEX SHARES FUNDS. ALPS DISTRIBUTORS, INC., A REGISTERED BROKER-DEALER, IS DISTRIBUTOR FOR SPDR TRUST AND DIAMONDS TRUST, BOTH UNIT INVESTMENT TRUSTS; AND ALL INVESTMENT PORTFOLIOS OF THE SELECT SECTOR SPDR TRUST.

                          Select Sector Spider Heading


TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
CHAD C. HALLETT, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
RYAN M. LOUVAR, SECRETARY
MARK E. TUTTLE, ASSISTANT SECRETARY
JULIE B. PIATELLI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                                                            SEL000546 Exp: 12/10

                          (SELECT SECTOR SPDR(R)LOGO)

                   Start weaving a stronger portfolio today.

                Visit www.sectorspdrs.com or call 1-800-843-2639

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has two Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) George Gaspari and Cheryl Burgermeister are the registrant's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister are not "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2009 and September 30, 2008, the aggregate audit fees billed for professional services rendered by the principal accountant were $172,800 and $163,800, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR; and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2009 and September 30, 2008, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2009 and September 30, 2008, the aggregate tax fees billed for professional services rendered by the principal accountant were $76,500 and $72,900, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2009 and September 30, 2008.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees;

     b. De Minimis Exceptions to Pre-Approval Requirements: Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons: The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2009 and September 30, 2008, the aggregate non-audit fees for services rendered by PwC to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $7,670,000 and $7,631,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are George Gaspari, Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the registrant's President and Principal Executive Officer, and Chad C. Hallett, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. French and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR(R) Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal
    Executive Officer

Date: December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal
    Executive Officer

Date: December 7, 2009


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer and Principal
    Financial Officer

Date: December 7, 2009